As filed with the Securities and Exchange Commission on May 28, 2013.

Securities Act File No. 033-06790

Investment Company Act File No. 811-04719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒

The TETON WESTWOOD FUNDS

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Bruce N. Alpert

Teton Advisors, Inc.

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

David M. Goldman, Esq.	Michael R. Rosella, Esq.
The TETON Westwood Funds	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b); or
☐	on [ ] pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The TETON Westwood Funds

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

(800-422-3554)

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Questions?

Call 800-GABELLI

or your investment representative.

The

TETON Westwood Funds

(formerly, “The GAMCO Westwood Funds”)

(the “Trust”)

Ticker Symbol
TETON Westwood Mid-Cap Equity Fund	WMCEX

Class AAA Shares

PROSPECTUS

May 28, 2013

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SUMMARY OF THE FUND

TETON WESTWOOD MID-CAP EQUITY FUND

(the “Fund”)

Investment Objective

The Fund seeks to provide long-term growth of capital and future income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses(1)	3.71%

Total Annual Fund Operating Expenses	4.96%
Less Fee Waiver and Expense Reimbursement(2)	(3.46)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.50%

(1)	“Other Expenses” are estimated for the first year of operations.
(2)	Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.50%. Under this same arrangement, the Fund has also agreed, during the three-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.50% for Class AAA Shares after giving effect to the repayment. This arrangement is in effect through at least May 31, 2014, and may not be terminated by the Adviser before such date.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into

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account the expense limitation for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$153	$1,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes), under normal circumstances, in equity securities of mid-cap companies, such as common and preferred stocks.

The Fund invests primarily in mid-cap companies that the portfolio managers believe are undervalued by the market and have above-average growth potential. The Fund defines mid-cap companies as those whose market capitalization (number of shares multiplied by share price) falls within the range of $1 to $20 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify companies with characteristics such as:

•	above-average revenue and earnings growth potential
•	attractive products or services
•	financial strength (favorable debt ratios and other financial characteristics)
•	strong competitive positions within their industries
•	high quality management focused on generating shareholder value
•	reasonable valuation

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portfolio managers also seek to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:

•	new management
•	industry consolidation
•	change in the company’s fundamentals

The Fund may invest up to 10% of its net assets in foreign securities; such limitation not including American Depositary Receipts (“ADRs”), securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (“SEC”) and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The portfolio managers may also invest in

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various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

You May Want to Invest in the Fund if:

•	you are a long-term investor
•	you seek growth of capital
•	you seek investments in mid-cap stocks as part of your overall investment strategy

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

•	Management Risk. If the portfolio managers are incorrect in their assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.

•

Equity Risk.   Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.   Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

•

Mid-Cap Company Risk.     Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•

Currency Risk.     Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

•

Derivatives Risk.     Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to

4

establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance

Because the Fund had not commenced operations as of the date of this Prospectus, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Management

The Adviser. Teton Advisors, Inc. serves as the Adviser to the Fund.

The Portfolio Managers. Ms. Diane M. Wehner has served as Lead Portfolio Manager of the Fund since its inception in May, 2013. Mr. Charles F. Stuart has served as Co-Portfolio Manager of the Fund since its inception in May, 2013.

Purchase and Sale of Fund Shares

The minimum initial investment must be at least $1,000 ($250 for IRAs or “Coverdell” Education Saving Plans). There is no minimum initial investment in an automatic monthly investment plan. There is no minimum for subsequent investments.

You can purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal delivery or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), by Internet, by bank wire, or by Automated Clearing House (“ACH”) system.

You may also redeem Fund shares by telephone at 800-GABELLI (800-422-3554), on the Internet at www.gabelli.com, or through an automatic cash withdrawal plan.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long-term capital gains to taxable investors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS

The Fund seeks to provide long-term growth of capital and future income. The Fund’s investment objective is fundamental and may not be changed without shareholder approval.

The non-fundamental investment policy of the Fund relating to the 80% Investment Policy may be changed by the Board without shareholder approval. Shareholders will, however, receive at least sixty days’ prior written notice of any changes in the 80% Investment Policy. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes), under normal circumstances, in equity securities of mid-cap companies, such as common and preferred stocks.

The Fund invests primarily in mid-cap companies that the portfolio managers believe are undervalued by the market and have above-average growth potential. The Fund defines mid-cap companies as those whose market capitalization (number of shares multiplied by share price) falls within the range of $1 to $20 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify companies with characteristics such as:

•	above-average revenue and earnings growth potential
•	attractive products or services
•	financial strength (favorable debt ratios and other financial characteristics)
•	strong competitive positions within their industries
•	high quality management focused on generating shareholder value
•	reasonable valuation

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portfolio managers also seek to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:

•	new management
•	industry consolidation
•	change in the company’s fundamentals

The Fund may invest up to 10% of its net assets in foreign securities; such limitation not including ADRs, securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

6

The Fund may also use the following investment technique:

•

Defensive Investments.    When adverse market or economic conditions exist, the Fund may temporarily invest all or a portion of its assets in defensive investments that are short-term and liquid. Such investments include, without limitation, U.S. government securities, certificates of deposit, banker’s acceptances, time deposits, repurchase agreements, and other high quality debt instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

Investing in the Fund involves the following risks:

•

Management Risk.    If the portfolio managers are incorrect in their assessment of the values of the securities the Fund holds, then the value of the Fund’s shares may decline. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. These fluctuations may cause a security to be worth less than it was worth when it was purchased by the Fund. Because the value of securities, and thus shares of the Fund, could decline, you could lose money.

•	Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:

•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.

•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.

•	Liquidity Risk. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

•

Mid-Cap Company Risk.    Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•

Derivatives Risk.    Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing

7

leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Portfolio Holdings.    A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

The Adviser.    Teton Advisors, Inc., with principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment programs and manages the Fund’s operations under the general supervision of the Trust’s Board of Trustees (the “Board”). The Adviser is a Delaware corporation. The Adviser is a publicly held company traded on the Pink Sheets® and an affiliate of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the NYSE.

As compensation for its services and the related expenses the Adviser bears, the Adviser is contractually entitled to an advisory fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

With respect to the Fund, the Board has approved the contractual advisory fee waiver and expense deferral agreement under which the Adviser has contractually agreed to waive its investment advisory fees and/or reimburse the Fund’s expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at the levels set forth in the fee table of the Fund until at least January 31, 2015 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the agreement may only be terminated or amended to increase these expense caps as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the agreement prior to the expiration of its then current term.

In addition, the Fund has agreed, during the three-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed the amount listed in the fee table.

The Fund’s annual report to shareholders for the period ending September 30, 2013, will contain a discussion of the basis of the Board’s determination to approve the investment advisory arrangement as described above.

The Portfolio Managers.    Ms. Diane M. Wehner, CFA, is the lead portfolio manager, responsible for the day to day investment management of the Fund. She joined Teton Advisors, Inc. from GE Asset Management (“GEAM”) in October 2012 with 27 years’ investment experience. She spent 11 years at GEAM in senior roles as Senior Vice President, lead Portfolio Manager for the GE Mid-Cap Core portfolio, and Manager of GEAM’s U.S. Mid-Cap Equities team. Prior to GEAM, she served as Vice President, Senior

8

Portfolio Manager and Research Analyst with Benefit Capital Management, a wholly-owned subsidiary of Union Carbide Corporation, as well as Portfolio Manager and Equity Analyst at firms including Princeton Bank and Trust (a wholly-owned subsidiary of Chemical Bank) and Marine Midland Bank. Ms. Wehner holds an M.B.A. in Finance from New York University and a B.A. in Economics from Drew University. She is a member of the New York Society of Security Analysts and a holder of the Chartered Financial Analyst designation.

Mr. Charles F. Stuart is also responsible for the day to day investment management of the Fund. He joined Teton Advisors, Inc. in October 2012 with 17 years’ experience in the investment industry. Prior to Teton, he was with GE Asset Management where he served as Vice President and lead Portfolio Manager for the GE Mid-Cap Growth portfolio. Before joining GEAM in 2002, Mr. Stuart held positions as an Equity Analyst at Evergreen Investment Management and CIBC World Markets. He holds an M.B.A. from Columbia Business School. and a B.A. in History from Trinity College.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund.

Regulatory Matters.    On April 24, 2008, an affiliate of the Adviser, Gabelli Funds, LLC, entered into a settlement with the Securities and Exchange Commission (“SEC”) to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, Gabelli Funds, LLC, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including the Trust, denies the allegations and is continuing in his positions with Gabelli Funds, LLC and the funds. The settlement by Gabelli Funds, LLC did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on Gabelli Funds, LLC or the Adviser.

PURCHASE OF SHARES

You can purchase Fund shares on any Business Day. The Fund’s Class AAA Shares are offered only to (1) clients of financial intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting, or a similar service, or (ii) where G.distributors has entered into an agreement permitting the financial intermediary to offer Class AAA Shares through its mutual fund supermarket network or platform, and (2) customers of the Distributor.

•	By Mail or In Person. You may open an account by mailing a completed subscription order form with a check or money order payable to “TETON Westwood Funds” to:

By Mail	By Personal Delivery
The Gabelli Funds	The Gabelli Funds
P.O. Box 8308	c/o BFDS
Boston, MA 02266-8308	30 Dan Road
Canton, MA 02021-2809

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional

9

investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

•	By Internet. You may open an account over the Internet at www.gabelli.com.

•

By Bank Wire or by ACH System.    To open an account using the bank wire transfer system or ACH system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct your bank to remit funds to:

State Street Bank and Trust Company

225 Franklin Street, Boston, MA 02110

ABA #011-0000-28 REF DDA #99046187

Re: TETON Westwood Mid-Cap Equity Fund

Account #

Account of [Registered Owners]

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under “By Mail.” Note that banks may charge fees for wiring funds, although the Fund’s transfer agent, State Street Bank and Trust Company (“State Street” or “Transfer Agent”), will not charge you for receiving wire transfers.

Share Price.    The Fund sells its Class AAA Shares based on the net asset value per share (“NAV”) next determined after the time as of which the Fund receives your completed subscription order form, but does not issue the shares to you until it receives full payment. See “Pricing of Fund Shares” for a description of the calculation of the NAV.

Minimum Investments.     Your minimum initial investment must be at least $1,000. See “Retirement Plans/Education Savings Plans” and “Automatic Investment Plan” regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

Retirement Plans/Education Savings Plans.    The Fund makes available IRAs and “Coverdell” Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as “Keogh” or “H.R. – 10” plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans.” The minimum initial investment in all such retirement and education savings plans is $250. There is no minimum subsequent investment for retirement and education savings plans.

Automatic Investment Plan.    The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

Telephone or Internet Investment Plan.    You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the ACH system. You must have a completed, approved Investment Plan application on file with the Fund’s Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

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Voluntary Conversion.    Shareholders who currently hold Class AAA Shares and are eligible to purchase Class I Shares may convert existing Class AAA Shares to Class I Shares of the same fund through their financial intermediary if their financial intermediary has a specific agreement with the Distributor. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, this voluntary conversion of Class AAA Shares to Class I Shares is not treated as a taxable event.

If shares of the Fund are converted to a different share class of the Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, a shareholder may receive fewer shares or more shares than originally owned, depending on that day’s NAVs. Please contact your tax advisor regarding the tax consequences of any conversion.

General.    State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund’s management, it is in the Fund’s best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund’s minimum purchase requirements. The Fund also offers other classes of shares under different selling and shareholder servicing arrangements pursuant to a separate Prospectus. Except for differences attributable to these arrangements, shares of all classes are substantially the same.

Customer Identification Program.    Federal law requires the Trust, on behalf of the Fund, to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Trust verifies the account holder’s identity.

Rule 12b-1 Plans.    The Fund has adopted a distribution plan under Rule 12b-1 (the “Plan”) which authorizes payments by the Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance the distribution of its Class AAA Shares. The Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

Third Party Arrangements.    In addition to, or in lieu of amounts received by broker-dealers or other financial intermediaries as reallowances of a portion of sales commissions, the Adviser and its affiliates utilize a portion of their assets, which may include revenues received from Rule 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to broker-dealers and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) the following programs: shareholder servicing, to Fund shareholders, transaction processing, subaccounting services, marketing support, access to sales meetings, sales representatives, and management representatives of the broker-dealer or other financial intermediary. Revenue sharing payments may also be made to broker-dealers and other financial

11

intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of shareholder accounts, and finders’ fees that vary depending on the Fund or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser may also provide non-cash compensation to broker-dealer firms or other financial intermediaries, in accordance with applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualified registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable FINRA rules. In certain cases these other payments could be significant.

Subject to tax limitations and approval by the Board, the Fund may also make payments to third parties out of its own assets (other than Rule 12b-1 payments), for a portion of the charges for these programs generally representing savings of expenses experienced by the Fund resulting from shareholders investing in the Fund through such programs rather than investing directly in the Fund.

The Adviser negotiates the level of payments described above to any particular broker-dealer or other financial intermediary with each firm. Currently, such payments (expressed as a percentage of net assets) range from 0.10% to 0.40% per year of the average daily net assets of the Fund attributable to the particular firm depending on the nature and level of services and other factors.

In addition, in certain cases, intermediaries, such as broker-dealers, financial advisers or other financial institutions, may have agreements pursuant to which shares of the Fund owned by their clients are held of record on the books of the Fund in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services. Pursuant to the Trust’s transfer agency agreement, the Trust pays the transfer agent a fee for each shareholder account. As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Trust. The Board of Trustees may, from time to time, authorize the Trust to pay for a portion of the fees charged by these intermediaries if (i) a cost savings to the Fund can be demonstrated and (ii) the omnibus account of the intermediary has net assets in the Fund in excess of $10 million. In these cases, the Board may authorize the Fund to pay a portion of the fees to the intermediary in an amount no greater than the lower of the transfer agency cost savings relating to the particular omnibus account or 0.10% of the average daily net assets of that omnibus account. These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

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The Fund redeems its shares based on the NAV next determined after the time as of which the Fund receives your redemption request in proper form, subject in some cases to a redemption fee as described below. See “Pricing of Fund Shares” for a description of the calculation of NAV.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares. In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time after the time as of which the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of the Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred that will have more than a minimal effect on the NAV. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, the Fund may invest in small capitalization and micro-capitalization securities. Such securities are typically less liquid and more thinly-traded than securities of large capitalization issuers. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of the Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of the Fund’s shares. Additionally, the Fund may have a small asset size and frequent purchases and redemptions can have a negative impact on remaining shareholders in the Fund.

In order to discourage frequent short-term trading in its shares, the Fund imposes a 2.00% redemption fee (short-term trading fee) on Class AAA Shares that are redeemed or exchanged within seven days of a purchase (the “Redemption Fee”). The Redemption Fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The Redemption Fee is not a sales charge; it is retained by the Fund and does not benefit the Adviser or any other third party. For purposes of computing the Redemption Fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund’s exchange privilege. The Redemption Fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place.

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While the Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies. Subject to the exclusions discussed above, the Fund seeks to apply these policies uniformly.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading of its shares and monitor purchase and redemption activities to assist in minimizing short-term trading.

You may redeem shares through the Distributor, directly from the Fund through the Fund’s Transfer Agent, or through your financial intermediary:

•

By Letter.    You may mail a letter requesting the redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A medallion signature guarantee is required for each signature on your redemption letter. You can obtain a medallion signature guarantee from financial institutions such as commercial banks, broker-dealers, and savings banks and credit unions. A notary public cannot provide a medallion signature guarantee.

•

By Telephone or the Internet.    Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com. You may not redeem Fund shares held through an IRA through the Internet. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior thirty days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see “Exchange of Shares”). Among the procedures that State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

1.	Telephone or Internet Redemption By Check. The Fund will make checks payable to the name in which the account is registered and will normally mail the check to the address of record within seven days.

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2.	Telephone or Internet Redemption By Bank Wire or ACH system. The Fund accepts telephone or Internet requests for wire or ACH system redemptions in amounts of at least $1,000. The Fund will send an ACH system credit or wire to either a bank designated on your subscription order form or on a subsequent letter with a medallion signature guarantee. The proceeds are normally wired on the next Business Day.

•

Automatic Cash Withdrawal Plan.    You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.

Involuntary Redemption.    The Fund may redeem all shares in your account (other than an IRA) if the value of your investment in the Fund falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing before the Fund initiates such action and you will be allowed thirty days to increase the value of your account to at least $1,000.

Redemption Proceeds.    A redemption request received by the Fund will be effected based on the NAV next determined after the time as of which the Fund, or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as ten days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV, after receipt of your redemption request.

Redemption In Kind.    In certain circumstances, the Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Trust’s Board believes that it would be in the Fund’s best interest not to pay redemption proceeds in cash. A redemption in kind would be a taxable event to you.

EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative NAV. To obtain a list of the funds whose shares you may acquire through an exchange, call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of the same class of a money market fund managed by the Adviser. The Fund may impose limitations on, or terminate, the exchange privilege with respect to any investor at any time. You will be given notice at least sixty days prior to any material change in the exchange privilege. An exchange of shares is a taxable event to you.

In effecting an exchange:

•	you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;
•	if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;
•	if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

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•	you may realize a taxable gain or loss because the exchange is treated as a sale for federal income tax purposes;
•	you should read the Prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the Prospectus; and
•	you should be aware that a financial intermediary may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, through the Transfer Agent, or through a financial intermediary that has entered into the proper selling agreements with the Distributor.

•	Exchange by Telephone. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

•

Exchange by Mail.    You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

•

Exchange through the Internet.    You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

Your financial intermediary may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your financial intermediary and does not benefit the Fund or the Adviser in any way. It would be in addition to the sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your financial intermediary.

PRICING OF FUND SHARES

The NAV of the Fund’s Class AAA Shares is calculated on each Business Day. A Business Day is any day the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund’s NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The Fund’s NAV is computed by dividing the value of the Fund’s net assets i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus, attributable to its Class AAA Shares by the total number of Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV next made as of a time after the time as of which the purchase or redemption order is received in proper form. Because the Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of each class of shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

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Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

DIVIDENDS AND DISTRIBUTIONS

Dividends out of net investment income will be paid annually by the Fund. The Fund intends to distribute, at least annually, substantially all net realized capital gains. Dividends and distributions will be automatically reinvested for your account at NAV in additional shares of the Fund, unless you instruct the Fund to pay all dividends and distributions in cash. If you elect to receive cash distributions, you must instruct the Fund either to credit the amounts to your brokerage account or to pay the amounts to you by check. Shares purchased through dividend reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends are paid to shareholders. There are no sales or other charges by the Fund in connection with the reinvestment of distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income with which to pay dividends and distributions. A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes. Dividends and capital gain distributions will be taxable to you whether paid in cash or reinvested in additional shares.

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TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the securities giving rise to such capital gains, not the length of time you have held your shares. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e., gains from securities held by the Fund for one year or less) are taxable to you as ordinary income, except that certain qualified dividends are eligible for a reduced rate under current law to the extent of qualified dividend income received by the Fund from its portfolio investments. Distributions from REITs generally are not qualified dividends. The Fund’s distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state, and local taxes.

You will recognize a taxable gain or loss upon the sale, exchange, or redemption of shares in the Fund equal to the difference between the amount realized and your adjusted tax basis on the shares sold, exchanged, or redeemed. However, if you receive a capital gain dividend and sell shares after holding them for six months or less, then any loss realized on the sale will be treated as a long-term capital loss to the extent of such capital gain dividend. A redemption of Fund shares or an exchange of Fund shares for shares of another fund will be treated for tax purposes as a sale of Fund shares, and any gain you realize on such a transaction generally will be taxable. The Fund is required under the backup withholding rules, subject to certain exemptions, to withhold currently at a rate of 28% from dividends paid or credited to shareholders and from the proceeds from the redemption of Fund shares if a correct taxpayer identification number, certified when required, is not on file with the Fund, or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders are not subject to back-up withholding. In addition, foreign shareholders may be subject to a U.S. federal withholding tax on dividends and distributions, which may be reduced or eliminated by treaty.

State and local taxes may be different from the federal consequences described above.

Please consult the SAI for further discussion of federal income tax considerations.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax advisor concerning the tax consequences of your investment in the Fund based on your particular circumstances.

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MAILINGS AND E-DELIVERY TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we shall resume separate mailings, in accordance with your instructions within thirty days of your request. The Fund offers electronic delivery of Fund documents. Direct shareholders of the Fund can elect to receive the Fund’s annual, semiannual, and quarterly Fund reports, manager commentaries and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.gabelli.com. Shareholders who purchase shares of the Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of Fund documents, if available.

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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This Page Left Blank Intentionally.

The TETON Westwood Funds

TETON Westwood Mid-Cap Equity Fund

Class AAA Shares

For More Information:

For more information about the Fund, the following documents will be available free upon request:

Annual/Semiannual Reports:

The Fund’s semiannual and audited annual reports to shareholders will contain additional information on the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

You can obtain free copies of these documents and prospectuses of other funds in the

Gabelli/GAMCO family, or request other information and discuss your questions about the Fund by mail, toll-free phone or the internet as follows:

The TETON Westwood Funds

One Corporate Center

Rye, New York 10580-1422

Telephone: 800-GABELLI (800-422-3554)

www.gabelli.com

You can also review and/or copy the Fund’s Prospectuses, annual/semiannual reports and SAI at the Public Reference Room of the SEC in Washington, DC. You can get text-only copies:

•	Free from the Fund’s website at www.gabelli.com.

•	For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520, or by calling 202-551-8090.

•	Free from the EDGAR Database on the SEC’s website at www.sec.gov.

(Investment Company Act File: Number 811-04719)

The TETON Westwood Funds

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

(800-422-3554)

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Questions?

Call 800-GABELLI or

your investment representative.

The

TETON

Westwood

Funds (formerly,

“The GAMCO Westwood Funds”) (the “Trust”)

	Class	Ticker Symbol

TETON Westwood	A	WMCAX
Mid-Cap Equity Fund	C	WMCCX
	I	WMCRX

PROSPECTUS

May 28, 2013

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SUMMARY OF THE FUND

TETON WESTWOOD MID-CAP EQUITY FUND (the “ Fund”)

Investment Objective

The Fund seeks to provide long-term growth of capital and future income.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” on page 45 of the Fund’s Statement of Additional Information (“SAI”).

	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.50%	1.00%	None
Other Expenses(1)	3.71%	3.71%	3.71%

Total Annual Fund Operating Expenses	5.21%	5.71%	4.71%
Less Fee Waiver and Expense Reimbursement(2)	(3.46)%	(3.46)%	(3.46)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.75%	2.25%	1.25%

(1)	“Other Expenses” are estimated for the first year of operations.
(2)	Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 1.75% for Class A Shares, 2.25% for Class C Shares, and 1.25% for Class I Shares. Under this same arrangement, the Fund has also agreed, during the three-year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.75%, 2.25% and 1.25% for Class A, Class C and Class I Shares, respectively, after giving effect to the repayments. This arrangement is in effect through at least May 31, 2014, and may not be terminated by the Adviser before such date.

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Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$571	$1,601
Class C Shares	$328	$1,393
Class I Shares	$127	$1,108

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years
Class A Shares	$571	$1,601
Class C Shares	$228	$1,393
Class I Shares	$127	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes), under normal circumstances, in equity securities of mid-cap companies, such as common and preferred stocks.

The Fund invests primarily in mid-cap companies that the portfolio managers believe are undervalued by the market and have above-average growth potential. The Fund defines mid-cap companies as those whose market capitalization (number of shares multiplied by share price) falls within the range of $1 to $20 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify companies with characteristics such as:

•	above-average revenue and earnings growth potential
•	attractive products or services

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•	financial strength (favorable debt ratios and other financial characteristics)
•	strong competitive positions within their industries
•	high quality management focused on generating shareholder value
•	reasonable valuation

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portfolio managers also seek to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:

•	new management
•	industry consolidation
•	change in the company’s fundamentals

The Fund may invest up to 10% of its net assets in foreign securities; such limitation not including American Depositary Receipts (“ADRs”), securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (“SEC”) and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

You May Want to Invest in the Fund if:

•	you are a long-term investor
•	you seek growth of capital
•	you seek investments in mid-cap stocks as part of your overall investment strategy

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

•	Management Risk. If the portfolio managers are incorrect in their assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.

•

Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

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•

Mid-Cap Company Risk.    Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•

Currency Risk.    Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

•

Derivatives Risk.    Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance

Because the Fund had not commenced operations as of the date of this Prospectus, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.

Management

The Adviser. Teton Advisors, Inc. serves as the Adviser to the Fund.

The Portfolio Managers. Ms. Diane M. Wehner has served as Lead Portfolio Manager of the Fund since its inception in May, 2013. Mr. Charles F. Stuart has served as Co-Portfolio Manager of the Fund since its inception in May, 2013.

Purchase and Sale of Fund Shares

The minimum initial investment for Class A and Class C Shares must be at least $1,000 ($250 for IRAs or “Coverdell” Education Saving Plans). There is no minimum initial investment in an automatic monthly investment plan. There is no minimum for subsequent investments.

Generally, the minimum initial investment for Class I Shares is at least $500,000. However, this minimum initial investment is waived for employee benefit plans with assets of at least $50 million.

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You can purchase or redeem the Fund’s shares on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal delivery or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), by Internet, by bank wire, or by Automated Clearing House (“ACH”) system.

You may also redeem Fund shares by telephone at 800-GABELLI (800-422-3554), on the Internet at www.gabelli.com, or through an automatic cash withdrawal plan.

Tax Information

The Fund expects that distributions will generally be taxable as ordinary income or long-term capital gains to taxable investors.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RELATED RISKS

The Fund seeks to provide growth of capital and future income. The Fund’s investment objective is fundamental and may not be changed without shareholder approval.

The non-fundamental investment policy of the Fund relating to the 80% Investment Policy may be changed by the Board without shareholder approval. Shareholders will, however, receive at least sixty days’ prior written notice of any changes in the 80% Investment Policy. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes), under normal circumstances, in equity securities of mid-cap companies, such as common and preferred stocks.

The Fund invests primarily in mid-cap companies that the portfolio managers believe are undervalued by the market and have above-average growth potential. The Fund defines mid-cap companies as those whose market capitalization (number of shares multiplied by share price) falls within the range of $1 to $20 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify companies with characteristics such as:

•	above-average revenue and earnings growth potential
•	attractive products or services
•	financial strength (favorable debt ratios and other financial characteristics)
•	strong competitive positions within their industries
•	high quality management focused on generating shareholder value
•	reasonable valuation

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portfolio managers also seek to identify undervalued companies where a catalyst exists to recognize value or improve a company’s profitability. Examples of these catalysts are:

•	new management
•	industry consolidation
•	change in the company’s fundamentals

The Fund may invest up to 10% of its net assets in foreign securities; such limitation not including ADRs, securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as an alternative to investing directly in such securities.

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The Fund may also use the following investment technique:

•

Defensive Investments.    When adverse market or economic conditions exist, the Fund may temporarily invest all or a portion of its assets in defensive investments that are short-term and liquid. Such investments include, without limitation, U.S. government securities, certificates of deposit, banker’s acceptances, time deposits, repurchase agreements, and other high quality debt instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

Investing in the Fund involves the following risks:

•

Management Risk.    If the portfolio managers are incorrect in their assessment of the values of the securities the Fund holds, then the value of the Fund’s shares may decline. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

•

Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances. These fluctuations may cause a security to be worth less than it was worth when it was purchased by the Fund. Because the value of securities, and thus shares of the Fund, could decline, you could lose money.

•	Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:

•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.

•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.

•	Liquidity Risk. Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.

•

Mid-Cap Company Risk.    Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•

Derivatives Risk.    Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not

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traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Portfolio Holdings.    A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

The Adviser.    Teton Advisors, Inc., with principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment programs and manages the Fund’s operations under the general supervision of the Trust’s Board of Trustees (“the Board”). The Adviser is a Delaware corporation. The Adviser is a publicly held company traded on the Pink Sheets® and an affiliate of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the NYSE.

As compensation for its services and the related expenses the Adviser bears, the Adviser is contractually entitled to an advisory fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

With respect to the Fund, the Board has approved the amended and restated contractual advisory fee waiver and expense deferral agreement under which the Adviser has contractually agreed to waive its investment advisory fees and/or reimburse the Fund’s expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at the levels set forth in the fee table of the Fund until at least January 31, 2015 and may not be terminated by the Fund or the Adviser before such time. Thereafter, the agreement may only be terminated or amended to increase these expense caps as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the agreement prior to the expiration of its then current term.

In addition, the Fund has agreed, during the three-year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted Total Annual Fund Operating Expenses would not exceed the amount listed in the respective fee table.

The Fund’s annual report to shareholders for the period ending September 30, 2013, will contain a discussion of the basis of the Board’s determination to continue the investment advisory arrangements as described above.

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The Portfolio Managers.    Ms. Diane M. Wehner, CFA, is the lead Portfolio Manager, responsible for the day to day investment management of the Fund. She joined Teton Advisors, Inc. from GE Asset Management (“GEAM”) in October 2012 with 27 years’ investment experience. She spent 11 years at GEAM in senior roles as Senior Vice President, lead Portfolio Manager for the GE Mid-Cap Core portfolio, and Manager of GEAM’s U.S. Mid-Cap Equities team. Prior to GEAM, she served as Vice President, Senior Portfolio Manager and Research Analyst with Benefit Capital Management, a wholly-owned subsidiary of Union Carbide Corporation, as well as Portfolio Manager and Equity Analyst at firms including Princeton Bank and Trust (a wholly-owned subsidiary of Chemical Bank) and Marine Midland Bank. Ms. Wehner holds an M.B.A. in Finance from New York University and a B.A. in Economics from Drew University. She is a member of the New York Society of Security Analysts and a holder of the Chartered Financial Analyst designation.

Mr. Charles F. Stuart is also responsible for the day to day investment management of the Fund. He joined Teton Advisors, Inc. in October 2012 with 17 years’ experience in the investment industry. Prior to Teton, he was with GE Asset Management where he served as Vice President and lead Portfolio Manager for the GE Mid-Cap Growth portfolio. Before joining GEAM in 2002, Mr. Stuart held positions as an Equity Analyst at Evergreen Investment Management and CIBC World Markets. He holds an M.B.A. from Columbia Business School. and a B.A. in History from Trinity College.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund.

Regulatory Matters.    On April 24, 2008, an affiliate of the Adviser, Gabelli Funds, LLC, entered into a settlement with the Securities and Exchange Commission (“SEC”) to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, Gabelli Funds, LLC, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including the Trust, denies the allegations and is continuing in his positions with Gabelli Funds, LLC and the funds. The settlement by Gabelli Funds, LLC did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on Gabelli Funds, LLC or the Adviser.

CLASSES OF SHARES

Three classes of Fund shares are offered in this Prospectus — Class A Shares, Class C Shares, and Class I Shares. The Fund is not designed for market-timers, see the section entitled “Redemption of Shares”. Each class of shares has different costs associated with buying, selling, and holding fund shares. Your broker or other financial professional can assist you in selecting which class of shares best meets your needs based on such factors as the size of your investments and the length of time you intend to hold your shares.

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Class I Shares are available to foundations, endowments, institutions, and employee benefit plans (“Employee Benefit Plans”). The minimum investment for Class I Shares is $500,000 and the investor purchases the Shares directly through G.distributors or brokers that have entered into selling agreements with the Distributor specifically with respect to Class I Shares. The minimum is waived for Employee Benefit Plans with assets of at least $50 million. The Distributor or its affiliates may accept, in their sole discretion, investments in Class I Shares from purchasers not listed above or that do not meet these qualification requirements.

•	A “front-end sales load,” or sales charge, is a one-time fee charged at the time of purchase of shares.
•	A “contingent deferred sales charge” (“CDSC”) is a one-time fee charged at the time of redemption.
•	A “Rule 12b-1 fee” is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund’s average daily net assets attributable to the particular class of shares.

In selecting a class of shares in which to invest, you should consider:

•	the length of time you plan to hold the shares;
•

the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund’s assets increase in value and decreases if the Fund’s assets decrease in value;

•	whether you qualify for a reduction or waiver of the Class A sales charge; and
•	whether you qualify to purchase Class I Shares (direct institutional purchases of $500,000 or more).

The table below summarizes the differences among the classes of shares.

	Class A Shares	Class C Shares	Class I Shares
Front-End Sales Load?	Yes. The percentage declines as the amount invested increases.	No.	No.
Contingent Deferred Sales Charge?	No, except for shares redeemed within twenty-four months after purchase as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase.	Yes, for shares redeemed within twelve months after purchase.	No.
Rule 12b-1 Fee	0.50%	1.00%	None.
Convertible to Another Class?	Yes. May be converted to Class I Shares provided certain conditions are met.	Yes. May be converted to Class I Shares provided certain conditions are met.	No.
Fund Expense Levels	Lower annual expenses than Class C Shares. Higher annual expenses than Class I Shares.	Higher annual expenses than Class A and Class I Shares.	Lower annual expenses than Class A or Class C Shares.

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The following sections include important information about sales charges and sales charge reductions and waivers available to investors in Class A Shares and describe information or records you may need to provide to the Fund or your broker in order to be eligible for sales charge reductions and waivers. You should consider the information below as a guide only, as the decision on which share class is best for you depends on your individual needs and circumstances.

If you...	then you should consider...
•qualify for a reduced or waived front-end sales load	purchasing Class A Shares instead of Class C Shares
•do not qualify for a reduced or waived front-end sales load and intend to hold your shares for only a few years	purchasing Class C Shares instead of Class A Shares
•do not qualify for a reduced or waived front-end sales load and intend to hold your shares indefinitely	purchasing Class A Shares instead of Class C Shares
•are an eligible institution and wish to purchase at least $500,000 worth of shares	purchasing Class I Shares

Sales Charge — Class A Shares.    The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:

Amount of Investment	Sales Charge as % of the Offering Price*	Sales Charge as % of Amount Invested	Reallowance to Broker-Dealers

Under $100,000	4.00%	4.17%	3.50%
$100,000 but under $250,000	3.00%	3.09%	2.50%
$250,000 but under $500,000	2.00%	2.04%	1.75%
$500,000 but under $1 million	1.00%	1.01%	0.75%
$1 million or more	none	none	0.50%

*	Front-end sales load

No sales charge is imposed on reinvestment of dividends or distributions selected in advance of the distributions.

Breakpoints or Volume Discounts

The Fund offers you the benefit of discounts on the sales charges that apply to purchases of Class A Shares in certain circumstances. These discounts, which are also known as breakpoints, can reduce or, in some instances, eliminate the initial sales charges that would otherwise apply to your Class A Shares investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Volume Discounts allow larger investments in Class A Shares to be charged lower sales charges. If you invest $100,000 or more in Class A Shares of the Fund, then you are eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1% CDSC may apply, if shares are redeemed within twenty-four months after purchase.

Sales Charge Reductions and Waivers — Class A Shares.

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive Volume Discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

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You may qualify for a reduced sales charge, or a waiver of sales charges, on purchases of Class A Shares. The requirements are described in the following paragraphs. To receive a reduction that you qualify for, you may have to provide additional information to your broker or other service agent. For more information about sales charge discounts and waivers, consult with your broker or other service provider.

Volume Discounts/Rights of Accumulation.    In order to determine whether you qualify for a Volume Discount under the foregoing sales charge schedule, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age 21), your and their IRAs and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the foregoing accounts. The Fund uses the current net asset value per share (“NAV”) of these holdings when combining them with your new and existing investments for purposes of determining whether you qualify for a Volume Discount.

Letter of Intent.    If you initially invest at least $1,000 in Class A Shares of the Fund and submit a Letter of Intent (“Letter”) to your financial intermediary or the Distributor, you may make purchases of Class A Shares of the Fund during a thirteen-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to ninety days before the date of the Letter. If you fail to invest the total amount stated in the Letter, the Fund will retroactively collect the sales charge otherwise applicable by redeeming shares in your account at their then current NAV. For more information on the Letter, call your broker.

Required Shareholder Information and Records.    In order for you to take advantage of sales charge reductions, you or your broker must notify the Fund that you qualify for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to your account. You may have to provide information or records to your broker or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund or shares of any other open-end investment company managed by the Adviser or its affiliates held in:

•	all of your accounts at the Fund or a broker;
•	any account of yours at another broker; and
•	accounts of related parties of yours, such as members of the same family, at any broker.

You should therefore keep copies of these types of records.

Investors Eligible for Sales Charge Waivers.    Class A Shares of the Fund may be offered without a sales charge to: (1) employees of the Distributor and its affiliates, Bank of New York Mellon Corporation, Boston Financial Data Services, Inc., State Street Bank and Trust Company, the Fund’s transfer agent (“State Street” or “Transfer Agent”), BNY Mellon Investment Servicing (US) Inc. and Soliciting Broker-Dealers, employee benefit plans for those employees and their spouses and minor children of such employees when orders on their behalf are placed by such employees (the minimum initial investment for such purchases is $500); (2) the Adviser, its affiliates and their officers, directors, trustees, general partners and employees of other investment companies managed by the Adviser, employee benefit plans for such persons and their immediate family when orders on their behalf are placed by such persons (with no required minimum initial investment), the term “immediate family” for this purpose refers to a person’s spouse, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse’s siblings, a sibling’s spouse, and a sibling’s children; (3) any other investment company in connection with

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the combination of such company with the Fund by merger, acquisition of assets, or otherwise; (4) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within forty-five days of the redemption; (5) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund or an intermediary; (6) qualified employee benefit plans having more than one hundred eligible employees or a minimum of $1 million in plan assets invested in the Fund; (7) any unit investment trusts registered under the 1940 Act, as amended, which have shares of the Fund as a principal investment; (8) investment advisory clients of GAMCO and their immediate families; (9) employee participants of organizations adopting the 401(k) Plan sponsored by the Adviser; (10) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Distributor; and (11) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting, or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm. Some of these investors may also qualify to invest in Class I Shares.

Contingent Deferred Sales Charges

You will pay a CDSC when you redeem:

•	Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $1 million if no front-end sales charge was paid at the time of purchase; and
•	Class C Shares within approximately twelve months of buying them.

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund at the time of sale to brokers who initiate and are responsible for purchases of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of distributions, then any appreciation on shares redeemed, and then any remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

•	redemptions and distributions from retirement plans made after the death or disability of a shareholder;
•	minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

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•	involuntary redemptions made by the Fund;
•	a distribution from a tax-deferred retirement plan after your retirement; and
•	returns of excess contributions to retirement plans following the shareholder’s death or disability.

Rule 12b-1 Plan.    The Fund has adopted a distribution plan under Rule 12b-1 for Class A, and Class C Shares of the Fund (each a “Plan”). Under each Plan, the Fund may use its assets to finance activities relating to the sale of its Class A, and Class C Shares and the provision of certain shareholder services. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations.

For the Class A, and Class C Shares covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

	Class A	Class C
Service Fees	None	0.25%
Distribution Fees	0.50%	0.75%

These are annual rates based on the value of each of these Classes’ average daily net assets. Because the Rule 12b-1 fees are higher for Class C Shares than for Class A Shares, Class C Shares will have higher annual expenses. Because payments under the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

Redemption Fee.    Generally, if you sell or exchange your shares within seven days or fewer after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund. See “Redemption of Shares” herein.

PURCHASE OF SHARES

You can purchase Fund shares on any Business Day. You may purchase shares directly through registered broker-dealers, banks, or other financial intermediaries that have entered into appropriate selling agreements with the Fund’s Distributor. In addition, certain investors who qualify may purchase Class I Shares of the Fund directly from the Fund’s Distributor.

The broker-dealer, bank, or other financial intermediary will transmit a purchase order and payment to State Street on your behalf. Broker-dealers, banks, or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

•

By Mail or In Person.    Your broker-dealer, bank, or financial intermediary can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

By Mail	By Personal Delivery
The Gabelli Funds P.O. Box 8308 Boston, MA 02266-8308	The Gabelli Funds c/o BFDS 30 Dan Road Canton, MA 02021-2809

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•	By Internet. You may open an account over the Internet at www.gabelli.com.

•

By Bank Wire or By ACH System.    To open an account using the bank wire transfer or ACH system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct your bank to wire funds to:

State Street Bank and Trust Company 225 Franklin Street, Boston, MA 02110 ABA #011-0000-28 REF DDA #99046187 Re: TETON Westwood Mid-Cap Equity Fund Account #                     Account of [Registered Owners]

If you are making an initial purchase of Class I Shares, you should also complete and mail a subscription order form to the address shown under “By Mail.” Note that banks may charge fees for wiring funds, although the Fund’s Transfer Agent will not charge you for receiving wire transfers.

Share Price.    The Fund sells its shares based on the NAV next determined after the time as of which the Fund receives your completed subscription order form and your payment, subject to an up-front sales charge in the case of Class A Shares. See “Pricing of Fund Shares” for a description of the calculation of the NAV, as described under “Classes of Shares-Sales Charge-Class A Shares.”

Minimum Investments.    Your minimum initial investment must be at least $1,000 for Class A, and Class C Shares. See “Retirement Plans/Education Savings Plans” and “Automatic Investment Plan” under “Additional Purchase Information for Class A Shares, Class C Shares, and Class I Shares” regarding minimum investment amounts applicable to such plans.

Your minimum initial investment for Class I Shares must be at least $500,000. The minimum initial investment for Class I Shares is waived for plans with assets of at least $50 million. The Distributor or its affiliates may accept, in their sole discretion, investments in Class I Shares from purchases that do not meet these minimum requirements.

There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

Additional Purchase Information for Class A Shares, Class C Shares, and Class I Shares.

Retirement Plans/Education Savings Plans.    The Fund makes available IRAs and “Coverdell” Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as “Keogh” or “H.R.-10” plans. The Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans.” The minimum initial investment in all such retirement and education savings plans is $250. There is no minimum subsequent investment for retirement and education savings plans.

Automatic Investment Plan.    The Fund offers an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call your financial intermediary or the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

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Telephone or Internet Investment Plan.    You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House (“ACH”) system. You must have a completed, approved Investment Plan application on file with the Fund’s Transfer Agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call your financial intermediary or 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

Voluntary Conversion.    Shareholders may be able to convert shares to Class I shares of the Fund, which have a lower expense ratio, provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. In such instances, Class A, or Class C shares may be automatically converted under certain circumstances. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information. Not all share classes are available through all financial intermediaries.

If shares of the Fund are converted to a different share class of the Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, a shareholder may receive fewer shares or more shares than originally owned, depending on that day’s NAVs. Please contact your tax advisor regarding the tax consequences of any conversion.

General.    State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund’s management, it is in the Fund’s best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund’s minimum purchase requirements. The Fund also offers another class of shares under different selling and shareholder servicing arrangements pursuant to a separate Prospectus. Except for differences attributable to these arrangements, the shares of all classes are substantially the same.

Customer Identification Program.    Federal law requires the Trust, on behalf of the Fund, to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Trust verifies the account holder’s identity.

Third Party Arrangements.    In addition to, or in lieu of amounts received by broker-dealers or other financial intermediaries as reallowances of a portion of sales commissions, the Adviser and its affiliates utilize a portion of their assets, which may include revenues received from Rule 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund available to their customers. These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to broker-dealers and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) the following programs: shareholder servicing to Fund shareholders transaction processing, subaccounting services, marketing support, access to sales meetings, sales representatives, and management representatives of the broker-dealer or other financial intermediary. Revenue sharing payments may also be made to broker-dealers and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select

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sales list and in other sales programs. These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of shareholder accounts, and finders’ fees that vary depending on the Fund and/or share class and the dollar amount of shares sold. Revenue sharing payments may be structured: (i) as a percentage of sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

The Adviser or an applicable affiliate may also provide non-cash compensation to broker-dealer firms or other financial intermediaries, in accordance with applicable rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualified registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable FINRA rules. In certain cases these other payments could be significant.

Subject to tax limitations and approval by the Board, the Fund may also make payments to third parties out of its own assets (other than Rule 12b-1 payments), for a portion of the charges for these programs generally representing savings experienced by the Fund resulting from shareholders investing in the Fund through such programs rather than investing directly in the Fund.

The Adviser negotiates the level of payments described above to any particular broker-dealer or other financial intermediary with each firm. Currently, such payments (expressed as a percentage of net assets) range from 0.10% to 0.40% per year of the average daily net assets of the Fund attributable to the particular firm depending on the nature and level of services and other factors.

In addition, in certain cases, intermediaries, such as broker-dealers, financial advisers or other financial institutions, may have agreements pursuant to which shares of the Fund owned by their clients are held of record on the books of the Fund in omnibus accounts maintained by each intermediary, and the intermediaries provide those Fund shareholders with sub-administration and sub-transfer agency services. Pursuant to the Trust’s transfer agency agreement, the Trust pays the transfer agent a fee for each shareholder account. As a result, the use of one omnibus account for multiple beneficial shareholders can create a cost savings to the Trust. The Board of Trustees may, from time to time, authorize the Trust to pay for a portion of the fees charged by these intermediaries if (i) a cost savings to the Fund can be demonstrated and (ii) the omnibus account of the intermediary has net assets in the Fund in excess of $10 million. In these cases, the Board may authorize the Fund to pay a portion of the fees to the intermediary in an amount no greater than the lower of the transfer agency cost savings relating to the particular omnibus account or 0.10% of the average daily net assets of that omnibus account. These payments compensate these intermediaries for the provision of sub-administration and sub-transfer agency services associated with their clients whose shares are held of record in this manner.

REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell shares or accurately determine the value of its assets, or if the SEC orders the Funds to suspend redemptions.

The Fund redeems its shares based on the NAV next determined after the time as of which the Fund receives your redemption request in proper form, subject in some cases to a CDSC, as described under

18

“Classes of Shares — Contingent Deferred Sales Charges” or a redemption fee as described below. See “Pricing of Fund Shares” for a description of the calculation of NAV.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or other financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the NAV next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares. In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time after the time as of which the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, frequent traders who attempt this type of price arbitrage may dilute the value of the Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities, if those prices have not been adjusted to reflect a change in the fair value of the foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before it calculates its NAV when it believes such an event has occurred that will have more than a minimal effect on the NAV. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage.

In addition, the Fund may invest in small capitalization and micro-capitalization securities. Such securities are typically less liquid and more thinly-traded than securities of large capitalization issuers. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security again trades in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of the Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution in the value of the Fund’s shares. Additionally, the Fund may have a small asset size and frequent purchases and redemptions can have a negative impact on remaining shareholders in the Fund.

In order to discourage frequent short-term trading in its shares, the Fund imposes a 2.00% redemption fee (short-term trading fee) on shares that are purchased and redeemed or exchanged within seven days of a purchase (the “Redemption Fee”). The Redemption Fee is calculated based on the shares’ aggregate NAV on the date of redemption and deducted from the redemption proceeds. The Redemption Fee is not a sales charge; it is retained by the Fund and does not benefit the Adviser or any other third party. For purposes of computing the Redemption Fee, shares will be redeemed in reverse order of purchase (the latest shares

19

acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund’s exchange privilege. The Redemption Fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

While the Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies. Subject to the exclusions discussed above, the Fund seeks to apply these policies uniformly.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading of its shares and monitor purchase and redemption activities to assist in minimizing short-term trading.

In the event that you wish to redeem shares in a registered account established by a broker-dealer or other financial intermediary, and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting the redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.

Automatic Cash Withdrawal Plan.    You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Please call 800-GABELLI (800-422-3554) for more information about this plan.

Involuntary Redemption.    The Fund may redeem all shares in your account (other than an IRA) if the value of your investment in the Fund falls below $1,000 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing before the Fund initiates such action and you will be allowed thirty days to increase the value of your account to at least $1,000.

Reinstatement Privilege.    A shareholder in the Fund who has redeemed Class A shares may reinvest, without a sales charge, up to the full amount of such redemption at the NAV determined at the time of the

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reinvestment within forty-five days of the original redemption. A redemption is a taxable transaction and gain or loss may be recognized for federal income tax purposes even if the reinstatement privilege is exercised. However, any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired if those shares are acquired within thirty days of the redemption. See “Tax Information” for an explanation of circumstances in which sales loads paid to acquire shares of the Fund may be taken into account in determining gain or loss on the disposition of those shares.

Redemption Proceeds.    A redemption request received by the Fund will be effected based on the NAV next determined after the time as of which the Fund or, if applicable, its authorized designee, receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as ten days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

Redemption In Kind.    In certain circumstances, the Fund may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Trust’s Board believes that it would be in the Fund’s best interest not to pay redemption proceeds in cash. A redemption in kind would be a taxable event to you.

EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative NAV. You may call your broker to obtain a list of the funds whose shares you may acquire through an exchange. Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of the same class of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in the Gabelli money market fund. The Fund may impose limitations on, or terminate, the exchange privilege with respect to any investor at any time. You will be given notice sixty days prior to any material change in the exchange privilege. An exchange of shares is a taxable event to you.

In effecting an exchange:

•	you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;
•	if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;
•	if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;
•	you may realize a taxable gain or loss because the exchange is treated as a sale for federal income tax purposes;

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•	you should read the Prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the Prospectus; and
•	you should be aware that a financial intermediary may charge a fee for handling an exchange for you.

You may exchange shares through a registered broker-dealer, banker, or other financial intermediary by telephone, by mail, or over the Internet.

•	Exchange by Telephone. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

•

Exchange by Mail.    You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

•

Exchange through the Internet.    You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

Your financial intermediary may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your financial intermediary and does not benefit the Fund or the Adviser in any way. It would be in addition to the sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your financial intermediary.

PRICING OF FUND SHARES

The NAV of the Fund’s shares is calculated on each Business Day. A Business Day is any day the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund’s NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. NAV of each class of the Fund is computed by dividing the value of the Fund’s net assets i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus, attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV of each class next made as of a time after the time as of which the purchase or redemption order is received in proper form. Because the Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of each class of shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last

22

quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and other assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

DIVIDENDS AND DISTRIBUTIONS

Dividends out of net investment income will be paid annually by the Fund. The Fund intends to distribute, at least annually, substantially all net realized capital gains. Dividends and distributions may differ for different classes of shares. Dividends and distributions will be automatically reinvested for your account at NAV in additional shares of the Fund, unless you instruct the Fund to pay all dividends and distributions in cash. If you elect to receive cash distributions, you must instruct the Fund either to credit the amounts to your brokerage account or to pay the amounts to you by check. Shares purchased through dividend reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends are paid to shareholders. There are no sales or other charges by the Fund in connection with the reinvestment of distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income. Dividends and capital gain distributions will be taxable to you whether paid in cash or reinvested in additional shares.

TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the securities giving rise to such capital gains, not the length of time you have held your shares.

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Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e., gains from securities held by the Fund for one year or less) are taxable to you as ordinary income, except that certain qualified dividends are eligible for a reduced rate under current law to the extent of qualified dividend income received by the Fund from its portfolio investments. Distributions from REITs generally are not qualified dividends. The Fund’s distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state, and local taxes.

You will recognize a taxable gain or loss upon the sale, exchange, or redemption of shares in the Fund equal to the difference between the amount realized and your adjusted tax basis on the shares sold, exchanged, or redeemed. However, if you receive a capital gain dividend and sell shares after holding them for six months or less, then any loss realized on the sale will be treated as a long-term capital loss to the extent of such capital gain dividend. A redemption of Fund shares or an exchange of Fund shares for shares of another fund will be treated for tax purposes as a sale of Fund shares, and any gain you realize on such a transaction generally will be taxable. The Fund is required under the backup withholding rules, subject to certain exemptions, to withhold currently at a rate of 28% from dividends paid or credited to shareholders and from the proceeds from the redemption of Fund shares if a correct taxpayer identification number, certified when required, is not on file with the Fund, or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders are not subject to back-up withholding. In addition, foreign shareholders may be subject to a U.S. federal withholding tax on dividends and distributions, which may be reduced or eliminated by treaty.

State and local taxes may be different from the federal consequences described above.

Please consult the SAI for further discussion of federal income tax considerations.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund based on your particular circumstances.

MAILINGS AND E-DELIVERY TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions within thirty days of your request. The Fund offers electronic delivery of Fund documents. Direct shareholders of the Fund can elect to receive the Fund’s annual, semiannual, and quarterly Fund reports, manager commentaries and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.gabelli.com. Shareholders who purchased the Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of Fund documents, if available.

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FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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The TETON Westwood Funds

TETON Westwood Mid-Cap Equity Fund

Class A, C, and I Shares

For More Information:

For more information about the Fund, the following documents will be available free upon request:

Annual/Semiannual Reports:

The Fund’s semiannual and audited annual reports to shareholders contain additional information on the Fund’s investments. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

You can obtain free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Fund by mail, toll-free phone or the internet as follows:

The TETON Westwood Funds One Corporate Center Rye, New York 10580-1422 Telephone: 800-GABELLI (800-422-3554) www.gabelli.com

You can also review and/or copy the Fund’s Prospectuses, annual/semiannual reports and SAI at the Public Reference Room of the SEC in Washington DC. You can get text-only copies:

•	Free from the Fund’s website at www.gabelli.com.

•	For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520, or by calling 202-551-8090.

•	Free from the EDGAR Database on the SEC’s website at www.sec.gov.

(Investment Company Act File: Number 811-04719)

THE TETON WESTWOOD FUNDS

TETON Westwood Mid-Cap Equity Fund

STATEMENT OF ADDITIONAL INFORMATION

May 28, 2013

Fund	Class	Ticker Symbol
TETON Westwood Mid-Cap Equity Fund
	AAA	WMCEX
	A	WMCAX
	C	WMCCX
	I	WMCRX

The TETON Westwood Funds (the “Trust”) currently consists of seven separate investment portfolios referred to as TETON Westwood Mighty Mites FundSM (the “Mighty Mites Fund”), TETON Westwood SmallCap Equity Fund (the “SmallCap Equity Fund”), TETON Westwood Income Fund (the “Income Fund”), TETON Westwood Equity Fund (the “Equity Fund”), TETON Westwood Balanced Fund (the “Balanced Fund”), TETON Westwood Intermediate Bond Fund (the “Intermediate Bond Fund”) and TETON Westwood Mid-Cap Equity Fund (the “Mid-Cap Equity Fund” or the “Fund”). This Statement of Additional Information (“SAI”) only relates to the Fund.

This SAI, which is not a prospectus, provides information about the Fund. The SAI should be read in conjunction with the Fund’s current Prospectuses for Class A Shares, Class C Shares, Class I Shares, and Class AAA Shares each dated May 28, 2013. This SAI is incorporated by reference in its entirety into each Prospectus. Portions of the Trust’s annual report to shareholders are incorporated by reference into this SAI. For a free copy of the Prospectuses, please contact the Fund at the address, telephone number, or website printed below.

One Corporate Center

Rye, New York 10580-1422

800-GABELLI (800-422-3554)

www.gabelli.com

GENERAL INFORMATION AND HISTORY

The Trust is a diversified, open-end management investment company organized as a Massachusetts business trust on June 12, 1986. On September 7, 2012, the Trust’s Board of Trustees (collectively, the “Board” and individually, each a “Trustee”) approved a change in the name of the Trust from “The GAMCO Westwood Funds” to “The TETON Westwood Funds” and the names of each of the individual funds as follows: TETON Westwood Mighty Mites Fund, TETON Westwood SmallCap Equity Fund, TETON Westwood Income Fund, TETON Westwood Equity Fund, TETON Westwood Balanced Fund, and TETON Westwood Intermediate Bond Fund, effective on October 1, 2012. The Fund will commence operations on May 31, 2013. The Trust operates a multi-class structure pursuant to Rule 18f-3 of the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectuses discuss the investment objectives of the Fund and the principal strategies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize, and certain risks associated with such investments and strategies.

The Fund will not engage in arbitrage. In addition, as a fundamental policy, the Fund will not issue senior securities (collateral arrangements with regard to initial and variation margin on futures and options transactions shall not be considered the issuance of a senior security), except as set forth under “Investment Restrictions” below.

Convertible Securities. A convertible security is a fixed-income security, such as a bond or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed stream of income (generally higher in yield than the income derivable from a common stock but lower than that afforded by a similar non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its “investment value” (i.e., its value as a fixed-income security) or its “conversion value” (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security’s underlying common stock.

U.S. Government Securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities, and dates of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, Government National Mortgage Association (“GNMA”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association (“FNMA”), by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law. The Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

On September 7, 2008, the Federal Home Loan Mortgage Corporation (“FHLMC”) and FNMA were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve FHLMC’s and FNMA’s assets and property and to put them in a sound and solvent condition. The U.S. Treasury has made a commitment of indefinite duration to maintain the positive net worth of FHLMC and FNMA in exchange for senior preferred stock and warrants for common stock of the entities. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury’s initiative will be successful.

The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities under stock purchase agreements with the FHFA, market responses to developments at FHLMC and FNMA, and future legislative and regulatory action that alters the operations, ownership, structure, and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by FHLMC and FNMA.

Repurchase Agreements. Repurchase agreements involve the acquisition by the Fund of a security, subject to an obligation of the seller to repurchase, and the Fund to resell, the security at a fixed price, usually not more than one week after its purchase. The Fund’s custodian will have custody of securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the Securities and Exchange Commission (“SEC”) to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on the repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York with respect to the highest rated securities of the type in which the Fund may invest. It will also require that the repurchase agreement be at all times fully collateralized in an amount at least equal to the repurchase price including accrued interest earned on the underlying securities, and that the underlying securities be marked to market every business day to assure that the repurchase agreement remains fully collateralized. Certain costs may be incurred by the Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. If bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Fund may be delayed or limited. The Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

Borrowing. The Fund (i) may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market value, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) may pledge, hypothecate, mortgage, or otherwise encumber its assets, but only in an amount up to 10% of the value of its total assets to secure borrowings for temporary or emergency purposes, or up to 20% in connection with the purchase and sale of put and call options.

Bank Obligations. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Commercial Paper. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes, and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations, and financial institutions (see “Variable and Floating Rate Demand and Master Demand Notes” below for more details) as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. The Fund establishes its own standards of creditworthiness for issuers of such instruments.

Certificates Of Deposit. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit (“CDs”) may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

The Fund may purchase CDs issued by banks, savings and loan associations, and similar institutions with less than one billion dollars in assets, which have deposits insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC, provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per issuer.

Other Mutual Funds. The Fund may invest in shares of other management investment companies, subject to the limitations of the 1940 Act, or any exemptive order issued thereunder, and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory, and administrative fees.

Corporate Debt Securities. The Fund’s investments in corporate debt may include U.S. dollar or foreign currency-denominated corporate bonds, debentures, notes, and other similar corporate debt instruments of domestic and foreign issuers, which meet the minimum ratings and maturity criteria established for the Fund under the direction of the Board and Teton Advisors, Inc. (the “Adviser”), if unrated, are in the Adviser’s opinion comparable in quality to rated corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations in which the Fund may invest may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The Fund may invest, in normal circumstances, up to 20%, its total assets in U.S. dollar- and foreign currency-denominated debt securities of domestic and foreign issuers, which are rated at least “BBB” by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw Hill Companies, Inc. or “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) (except with respect to investments in commercial paper which will consist only of direct obligations that at the time of purchase are rated in the highest rating category by Moody’s or S&P) or, if unrated, are determined to be of comparable quality by the Adviser, or in index options when it is believed they hold less risk or greater potential for capital appreciation than equity securities. Such investments are made without regard to the remaining maturities of such securities. (Investment grade debt securities are those which are rated at least “BBB” by S&P or “Baa” by Moody’s). The Fund may invest up to 10% of its total assets in debt securities (other than commercial paper) that are rated below investment grade or, if unrated, determined to be below investment grade. These investments generally carry a high degree of risk and are sometimes referred to as “high yield, high risk” securities by the investment community (see “Lower Rated Securities” below for more complete information). The Fund will not invest in below investment grade securities which are rated below “C” by S&P or Moody’s.

Debt securities rated “BBB” by S&P or “Baa” by Moody’s are considered medium grade obligations. Securities rated “Baa” by Moody’s lack outstanding investment characteristics and in fact have speculative characteristics as well, while those rated “BBB” by S&P are regarded as having an adequate capacity to pay principal and interest. Securities rated in these categories are generally more sensitive to economic changes than higher rated securities. See the “Appendix” in this SAI for more details on the ratings of Moody’s and S&P.

Lower Rated Securities. Debt securities rated lower than investment grade involve much greater risk of principal and income, and often involve greater volatility of price, than securities in the higher rating categories. They are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. In this connection, there have been recent instances of such defaults and bankruptcies which were not foreseen by the financial and investment communities. The lower quality and unrated obligations in which the Fund may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighted by large uncertainties or major risk exposures to adverse conditions. The value of such obligations may be more susceptible to real and perceived adverse economic or industry conditions than is the case of higher rated securities. The Fund is dependent on the Adviser’s judgment, analysis, and experience in the evaluation of high yield obligations. In evaluating the creditworthiness of a particular issue, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, the ability of the issuer’s management, and regulatory matters. The Adviser will attempt to reduce the risks of investing in lower rated or unrated obligations through active portfolio management, diversification, credit analysis, and attention to current developments and trends in the economy and the financial markets. The Fund will also take such action as they consider appropriate in the event of anticipated financial difficulties, default, or bankruptcy of the issuers of any such obligation.

Variable and Floating Rate Demand and Master Demand Notes. The Fund may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies, and financial institutions, and similar taxable and tax exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. The Fund’s investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days’ notice, in combination with the Fund’s other investments which are not readily marketable, will be limited to an aggregate total of 10% of the Fund’s net assets.

The Fund may also buy variable rate master demand notes. The terms of these obligations permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at the principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, the Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this SAI for commercial paper obligations.

When-Issued or Delayed-Delivery Securities. New issues of fixed-income securities usually are offered on a when-issued or delayed-delivery basis, which means that delivery and payment for such securities ordinarily take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on such securities are fixed at the time the Fund enters into the commitment. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a when-issued or delayed-delivery security prior to its stated delivery date. No additional when-issued commitments will be made if more than 20% of the Fund’s net assets would be so committed.

Securities purchased on a when-issued or delayed-delivery basis and certain other securities held in the Fund’s portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based on the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to the risk that such fluctuations will occur prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve an additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. When the Fund purchases securities on a forward commitment, when issued, or delayed delivery basis it does not pay for the securities until they are received, and the Fund will “earmark” on the records of the Adviser or place in a segregated account with the Fund’s custodian, cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund’s forward commitments, when issued or delayed delivery commitments, or to enter into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued or forward commitment basis when the Fund is fully or almost fully invested may result in greater potential fluctuations in the value of the Fund’s net assets and its NAV.

Foreign Securities. The Fund may invest directly in both sponsored and unsponsored U.S. dollar- or foreign currency-denominated corporate debt securities, certificates of deposit, and bankers’ acceptances issued by foreign banks, and obligations of foreign governments or their subdivisions, agencies, and instrumentalities, international agencies and supranational entities. The Fund may invest up to 35% of its total assets in foreign securities; such limitation not including ADRs, securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit of a security of a foreign issuer with a bank, and which are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe.

Thus, investment in shares of the Fund should be made with an understanding of the risks inherent in an investment in foreign securities either directly or in the form of ADRs or EDRs, including risks associated with government, economic, monetary, and fiscal policies, possible foreign withholding taxes, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic, or banking crises. Investment in obligations of foreign issuers and in direct obligations of foreign nations involves somewhat different investment risks than those affecting obligations of United States domestic issuers. Foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to domestic issuers. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), there may be less publicly available information than is available from a domestic issuer. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or charge withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization, or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. In addition, with respect to all ADRs and EDRs, there is always the risk of loss due to currency fluctuations.

There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody, and dividend payment.

In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers, and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Emerging Market Securities. The Fund may invest in emerging market securities. Such investments involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Fund may invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries) and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the investing fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

Zero Coupon and Payment In Kind Securities. The Fund may invest in zero coupon bonds, deferred interest bonds, and bonds on which the interest is payable in kind (“PIK securities”). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond’s term to maturity. PIK securities are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. The Fund will accrue income on such investments based on an effective interest method, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations. As a result, the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Real Estate Investment Trust Securities (“REITs”). A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. The Fund may invest in REITs and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development, or companies whose financial prospects are deemed by the Adviser to be real estate oriented and consistent with the Fund’s investment objectives. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Fund will not invest directly in real estate, the Fund may invest in securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate and real estate loans; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT’s investments are concentrated geographically, by property type, or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and generally derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and generally derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to

Derivatives. The Fund may invest in derivative securities as described below; however, the Fund does not have a present intention to utilize one or more of the various practices such that five percent or more of the Fund’s net assets will be at risk with respect to derivative practices. The successful use by the Fund of derivatives is subject to the Adviser’s ability to predict correctly movements in one or more underlying instruments, indices, stocks, the market generally, or a particular industry. The use of derivatives requires different skills and techniques than predicting changes in the price of individual stocks. There can be no assurance of the Fund’s successful use of derivatives if and when utilized.

Limitations on the Purchase and Sale of Futures Contracts and Certain Options. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options and certain currency transactions) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions and option premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures and options (including securities futures, broad-based stock index futures and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Call and Put Options on Specific Securities. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options on specific securities. The Fund may write (sell) “covered call” and put options on securities to the extent of 10% of the value of its net assets at the time such option contracts are written. A call option is a contract that, in return for a premium, gives the holder of the option the right to buy from the writer of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of a call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price during the option period. A put option is the reverse of a call option, giving the holder the right to sell the security to the writer and obligating the writer to purchase the underlying security from the holder. The principal reason for writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on the Fund’s portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to, or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the Fund’s obligation as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the national securities exchange on which the option is written.

An options position may be closed out only where there exists a secondary market for an option of the same series on a recognized national securities exchange or in the over-the-counter market. As a result, and because of current trading conditions, the Fund expects to purchase only call or put options issued by the Clearing Corporation. The Fund expects to write options on national securities exchanges and in the over-the-counter market.

While it may choose to do otherwise, the Fund generally purchases or writes only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the facilities of the Clearing Corporation and the national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts, or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

A covered call option written by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, cash, cash equivalents, or U.S. government securities or other liquid debt securities are placed in a segregated account to fulfill the obligation undertaken.

The Fund treats options in respect of specific securities that are not traded on a national securities exchange, and the underlying security, as not readily marketable and, therefore, subject to the limitations under “Certain Fundamental Policies” below.

Stock Index Options. The Fund may purchase and write put and call options on stock indices listed on national securities exchanges in order to realize its investment objectives or for the purpose of hedging its portfolio. Should the Fund seek to engage in transactions concerning put and call options on stock indices, options would be purchased or written with respect to not more than 25% of the value of the Fund’s net assets. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange (“NYSE”) Composite Index, or a narrower market index such as the Standard & Poor’s 100 Stock Index. Indices may also be based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indices are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the difference between the closing level of the stock index upon which the option is based and the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices is subject to the Adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

The Fund engages in stock index option transactions only when determined by the Adviser to be consistent with the Fund’s investment objectives. There can be no assurance that the use of these portfolio strategies will be successful. When Fund writes an option on a stock index, the Fund will “earmark” on the records of the Adviser or place in a segregated account with its custodian, cash or other liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or the Fund will otherwise cover the transaction. Although the Fund intends to purchase or write only those stock index options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain stock index options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to stock index options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes, the Fund may not sell the underlying securities used as cover during the period it is obligated under an option. This requirement may impair the Fund’s ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

Futures Transactions - In General. The Fund is not a commodity pool. However, the Fund may engage in futures transactions, including those relating to indices, as described below.

The Fund’s commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the CFTC in accordance with the Adviser’s filing of an exclusion from registration as a CPO. In addition, the Fund may not engage in such activities if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options would exceed 5% of the fair market value of the Fund’s assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

In connection with its futures transactions, the Fund will “earmark” on the records of the Adviser or establish and maintain at its custodian bank or qualified futures commission merchant a segregated account consisting of cash or other liquid securities in an amount generally equal to the market value of the underlying commodity less any amount deposited as margin. The segregation of such assets will not have the effect of limiting the Fund’s ability to otherwise invest those assets.

Initially, when purchasing or selling futures contracts, the Fund will be required to deposit with its custodian in the broker’s name an amount of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position at the then prevailing price, which will operate to terminate the Fund’s existing position in the contract.

Although the Fund will intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

In addition, due to the risk of an imperfect correlation between securities in the Fund’s portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund’s portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such “over hedging” or “under hedging” may adversely affect the Fund’s net investment results if market movements are not as accurately anticipated when the hedge is established.

Interest Rate Futures Contracts. The Fund may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. The Fund may not purchase or sell interest rate futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated “contracts markets” which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury Bonds, U.S. Treasury Notes, GNMA Certificates, and three-month U.S. Treasury Bills.

Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contract might be accomplished more easily and quickly. For example, if the Fund holds long-term U.S. government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund’s portfolio securities declined, the value of the Fund’s futures contracts would increase, thereby protecting the Fund by preventing net asset value per share (“NAV”) from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher yielding short-term securities or waiting for the long-term market to stabilize.

Stock Index Futures Contracts. The Fund may enter into stock index futures contracts in order to protect the value of its common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the two index levels at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

The Fund intends to utilize stock index futures contracts only for the purpose of attempting to protect the value of its common stock portfolio in the event of a decline in stock prices and, therefore, usually will be sellers of stock index futures contracts. This risk management strategy is an alternative to selling securities in a portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect the Fund against an increase in prices of stocks which the Fund intends to purchase. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. The Fund also may buy or sell stock index futures contracts to close out existing futures positions.

The Fund will intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. While incidental to its securities activities, the Fund may use stock index futures as a substitute for a comparable market position in the underlying securities.

There can be no assurance of the Fund’s successful use of stock index futures as a hedging device. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the stock index futures and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with the movement in the stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than the margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Adviser still may not result in a successful hedging transaction. The Fund may not purchase or sell stock index futures contracts if, immediately thereafter, more than 25% of its net assets would be hedged.

Successful use of stock index futures by the Fund also is subject to the Adviser’s ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options on Futures. The Fund may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a future contract at a specified exercise price at any time during the option period. Upon exercise of the option, the writer of the option is obligated to convey the appropriate futures position to the holder of the option. If an option is exercised on the last trading day before the expiration date of the option, a cash settlement will be made in an amount equal to the difference between the closing price of the futures contract and the exercise price of the option.

The Fund may use options on futures contracts solely for bona fide hedging or other appropriate risk management purposes. If Fund purchases a call (put) option on a futures contract, it benefits from any increase (decrease) in the value of the futures contract, but is subject to the risk of decrease (increase) in value of the futures contract. The benefits received are reduced by the amount of the premium and transaction costs paid by the Fund for the option. If market conditions do not favor the exercise of the option, the Fund’s loss is limited to the amount of such premium and transaction costs paid by the Fund for the option.

If the Fund writes a call (put) option on a futures contract, the Fund receives a premium but assumes the risk of a rise (decline) in value in the underlying futures contract. If the option is not exercised, the Fund gains the amount of the premium, which may partially offset unfavorable changes due to interest rate or currency exchange rate fluctuations in the value of securities held or to be acquired for the Fund’s portfolio. If the option is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. However, depending on the degree of correlation between changes in the value of its portfolio securities (or the currency in which they are denominated) and changes in the value of futures positions, the Fund’s losses from writing options on futures may be partially offset by favorable changes in the value of portfolio securities or in the cost of securities to be acquired.

The holder or writer of an option on futures contracts may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

The risks associated with these transactions are similar to those described above with respect to options on securities. The Fund may not purchase or write options on futures if, immediately thereafter, more than 25% of its net assets would be hedged.

Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts generally are established in the interbank market directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Certain types of forward foreign currency exchange contracts are now regulated as swaps by the CFTC and, although they may still be established in the interbank market by currency traders on behalf of their customers, such instruments now must be executed in accordance with applicable federal regulations. The regulation of such forward foreign currency exchange contracts as swaps is a recent development and there can be no assurance that the additional regulation of these types of derivatives will not have an adverse effect on the Fund that utilizes these instruments. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund’s foreign assets.

The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. The Fund will “earmark” on the records of the Adviser or the Fund’s custodian will place cash or other liquid high grade debt securities into a segregated account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into for non-hedging purposes. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

The Fund generally will not enter into a forward contract with a term of greater than one year. Using forward contracts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time.

While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving a complete hedge or may expose the Fund to risk of foreign exchange loss.

Regulation of Certain Options, Currency Transactions and Other Derivative Transactions as Swaps or Security-Based Swaps. The U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, (the “Dodd-Frank Act”) includes provisions that comprehensively regulate the over-the-counter (i.e., not exchange-traded) derivatives markets for the first time. This regulation requires that certain of the options, currency transactions and other derivative transactions entered into by the Fund are regulated as swaps by the CFTC or regulated as security-based swaps by the SEC.

The Dodd-Frank Act generally requires swaps and security-based swaps to be submitted for clearing to regulated clearing organization (the so-called “clearing mandate”), unless an exemption from clearing applies. Swaps and security-based swaps that are submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearing organization, as well as possible SEC- or CFTC-mandated margin requirements. Accordingly, dealers of swaps and security-based swaps (usually large commercial banks or other financial institutions) as well as other market participants will be required to post margin to the clearing organizations through which their swaps and/or security-based swaps are cleared. The SEC, CFTC and other U.S. regulators also are required to impose margin requirements on uncleared swap and uncleared security-based swap transactions. These changes with respect to clearing and margin likely will increase a dealer’s costs, and those increased costs are expected to be passed through, at least partially, to market participants, including the Fund, if it uses swaps or security-based swaps.

The Dodd-Frank Act also requires many swaps and security-based swaps that are currently executed on a bilateral basis in the over-the-counter market to be executed through a regulated securities, futures, or swap exchange or execution facility if those transactions are subject to the clearing mandate. Once such requirements become effective, it may be more difficult and costly for the Fund to continue to enter into customized swap or security-based swap transactions on a bilateral basis.

In addition, dealers and major participants in the over-the-counter market are required to register with the SEC and/or CFTC. Registered dealers and major participants are subject to minimum capital and margin requirements, business conduct standards, disclosure requirements, reporting and recordkeeping requirements, position limits, limitations on conflicts of interest, and other regulatory burdens. These requirements may increase the overall costs for dealers and major participants in the over-the-counter market, and such increased costs are likely to be passed through, at least partially, to market participants, including any Fund that utilizes these instruments.

The cumulative effects of the Dodd-Frank Act on swap and security-based swap transactions and on participants in the derivatives market remain uncertain.

Mortgage-Related Securities. Mortgage pass-through securities are securities representing interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline and generally may also increase the inherent volatility of the mortgage-related security by effectively converting short-term debt instruments into long-term debt instruments; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the “PSA”) has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in mortgage-related securities.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

Collateralized Mortgage Obligations (“CMOs”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity and principal payment schedule. To the extent a particular CMO is issued by an investment company, the Fund’s ability to invest in such CMOs will be limited. See “Investment Restrictions” below.

Other Asset-Backed Securities. Other asset-backed securities (“ABS”) (unrelated to mortgage loans) have been offered to investors, such as Certificates for Automobile Receivables (“CARS (SM)”). CARS (SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS (SM) are “passed through” monthly to certificate holders and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust or by the existence of a subordinated class of securities. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. If the letter of credit is exhausted, certificate holders may also experience delays in payment or losses on CARS (SM) if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. For ABS, the industry standard uses a principal prepayment model, the ABS model, which is similar to the PSA described previously under “Mortgage-Related Securities.” Either the PSA model, the ABS model, or other similar models that are standard in the industry will be used by the Fund in calculating maturity for purposes of its investment in ABS.

Short Sales Against the Box. The Fund may sell securities “short against the box.” While a short sale is the sale of a security that the Fund does not own, it is “against the box” if at all times when the short position is open, the Fund owns an equal amount of securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale. Short sales against the box may be subject to special tax rules, one of the effects of which may be to accelerate income to the Fund.

The Fund may make a short sale in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or security convertible into, or exchangeable for, the security, or when the Fund does not want to sell the security it owns, because among other reasons, it wishes to defer recognition of gain or loss for U.S. federal income tax purposes. The Fund may close out a short position by purchasing and delivering an equal amount of securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Lending Portfolio Securities. To a limited extent, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 102% and 105%, respectively, of the current market value of domestic and international securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of U.S. government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. Such loans may not exceed 33-1/3% of the Fund’s total assets. From time to time, the Fund may return to the borrower and/or a third party which is unaffiliated with the Fund, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Trust’s Trustees in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Trust’s Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification.

Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

Illiquid Securities and Rule 144A Securities. The Fund may invest its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Illiquid securities do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”), or other restricted securities, which have been determined to be liquid in accordance with procedures established by the Board.

Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. As a result, the fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The Fund may invest up to 10% of its net assets in illiquid securities, including certain restricted securities issued under Section 4(2) of the Securities Act. Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act will generally be treated as illiquid and subject to the Fund’s investment restriction on illiquid securities unless such securities are eligible for resale under Rule 144A and are deemed to be liquid in accordance with the procedures described below.

Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Fund to invest, pursuant to procedures established by the Board and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

The Adviser will monitor the liquidity of restricted securities eligible for resale under Rule 144A in the Fund’s portfolio under the supervision of the Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the nature of how the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities which are considered to be illiquid to assure that the total of all such Rule 144A securities held by Fund does not exceed 10% of the Fund’s average daily net assets.

Other Investment Considerations. Investment decisions for the Fund are made independently from those of other investment advisory accounts that may be advised by the Adviser. However, if such other investment advisory accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Fund invests at the same time as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Recent Regulatory Events.

Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund. Furthermore, no assurance can be made that the U.S. government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events.

Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven. In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery. These events and possible continuing market turbulence may have an adverse effect on the Fund. In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets. However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU. These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

INVESTMENT RESTRICTIONS

The Fund’s investment objectives and the following investment restrictions are fundamental and cannot be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding voting securities. The term “majority,” as defined by the 1940 Act when referring to the approvals to be obtained from shareholders in connection with changing fundamental policies of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund (or class) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund (or class). Except as otherwise indicated:

1.	The Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

2.	The Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of the Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

3.	The Fund will not make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry.

4.	The Fund may not purchase or sell real estate, or direct or indirect interests in real estate, except as otherwise permitted by applicable law.

5.	The Fund may not lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

6.	The Fund may not borrow money, except that the Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

7.	The Fund may not underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the 1933 Act, in selling portfolio securities.

8.	The Fund may not purchase or sell commodities or commodity contracts, except as otherwise permitted by applicable law.

PORTFOLIO HOLDINGS INFORMATION

Employees of the Adviser and its affiliates will often have access to information concerning the portfolio holdings of the Fund. The Trust and the Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Fund’s portfolio holdings as well as portfolio trading activity of the Adviser with respect to the Fund (collectively, “Portfolio Holdings Information”). In addition, the Trust and the Adviser have adopted policies and procedures providing that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available to the general public by posting on the Trust’s website or filed as part of a required filing on Form N-Q or N-CSR, or (b) provided to a third party for legitimate business purposes or regulatory purposes, which has agreed to keep such information confidential under terms approved by the Adviser’s legal department or outside counsel, as described below. The Adviser will examine each situation under (b) with a view to determine that release of the information is in the best interest of the Fund and its shareholders and, if a potential conflict between the Adviser’s interests and the Fund’s interests arises, to have such conflict resolved by the Chief Compliance Officer or those Trustees who are not considered “interested persons”, as defined in the 1940 Act (the “Independent Trustees”). These policies further provide that no officer of the Trust or employee of the Adviser shall communicate with the media about the Fund without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer, or General Counsel of the parent company of the Adviser.

Under the foregoing policies, the Fund may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to sixty days in other cases (with the exception of proxy voting services which require a regular download of data):

1.	To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Trust;

2.	To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential until at least it has been made public by the Adviser;

3.	To service providers of the Fund, as necessary for the performance of their services to the Fund and to the Board, where such entity has agreed to keep such data confidential until at least it has been made public by the Adviser. The Fund’s current service providers that may receive such information are the administrator, sub-administrator, custodian, independent registered public accounting firm, legal counsel, and financial printers;

4.	To firms providing proxy voting and other proxy services provided such entity has agreed to keep such data confidential until at least it has been made public by the Adviser;

5.	To certain brokers, dealers, investment advisers, and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker, dealer, investment adviser, investment sub-adviser, or financial intermediary to agree to keep such information confidential until at least it has been made public by the Adviser and is further subject to prior approval of the Chief Compliance Officer of the Trust and shall be reported to the Board at the next quarterly meeting; and

6.	To consultants for purposes of performing analysis of the Fund, which analysis may be used by the consultant with its clients or disseminated to the public provided that such entity shall have agreed to keep such information confidential until at least it has been made public by the Adviser.

As of the date of this SAI, the Fund makes information about its portfolio securities available to its administrator, sub-administrator, custodian and proxy voting service on a daily basis, with no time lag, to their typesetter on a quarterly basis with a ten day time lag, to their financial printers on a quarterly basis with a forty-five day time lag, and to its independent registered public accounting firm and legal counsel on an as needed basis with no time lag. The names of the Fund’s sub-administrator, custodian, independent registered public accounting firm, and legal counsel are set forth in this SAI. The Fund’s proxy voting service is ADP Investor Communication Services. R.R. Donnelley and Data Communiqué provide typesetting services for the Fund, and the Fund selects from a number of financial printers who have agreed to keep such information confidential until at least it has been made public by the Adviser.

Other than these arrangements with the Fund’s service providers and proxy voting service, the Fund has no ongoing arrangements to make available information about the Fund’s portfolio securities prior to such information being disclosed in a publicly available filing with the SEC that is required to include the information.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Trust that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Trust, nor the Adviser, nor any of the Adviser’s affiliates, will accept on behalf of itself, its affiliates, or the Fund, any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. The Board will review such arrangements annually with the Trust’s Chief Compliance Officer.

MANAGEMENT OF THE FUND

Under Massachusetts law, the Trust’s Board is responsible for establishing the Funds’ policies and for overseeing management of the Fund. The Board also elects the Trust’s officers who conduct the daily business of the Fund. Information pertaining to the Trustees and executive officers of the Fund is set forth below.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During Past Five Years[3]

INDEPENDENT TRUSTEES:

Anthony J. Colavita[3] Trustee Age: 77	Since 1994	35	President of the law firm of Anthony J. Colavita, P.C.	—

James P. Conn Trustee Age: 75	Since 1994	19	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (insurance holding company) (1992-1998)	Director of First Republic Bank (banking) through January 2008 and LaQuinta Corp. (hotels) through January 2006

Werner J. Roeder Trustee Age: 72	Since 1994	22	Medical Director of Lawrence Hospital and practicing private physician	—

Salvatore J. Zizza Trustee Age: 67	Since 2004	29	Chairman of Zizza & Associates Corp. (financial consulting) since 1978; Chairman of Metropolitan Paper Recycling Inc. (recycling) since 2006; Chairman of BAM Inc. (manufacturing) since 2000; Chairman of E-Corp English (business services) since 2009	Non-Executive Chairman and Director of Harbor BioSciences , Inc. (biotechnology); Vice Chairman and Director of Trans-Lux Corporation (business services); Chairman and Chief Executive Officer of General Employment Enterprises, Inc. (staffing) Director of Bion Environmental Technologies (technology) 2005-2008; Director of Earl Schieb Inc. (automotive painting) through April 2009

1	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Amended By-Laws and Amended and Restated Declaration of Trust.
3	This column includes only directorships of companies required to report to the SEC under the 1934 Act, (i.e. public companies) or other investment companies registered under the 1940 Act.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President and Secretary Acting Chief Compliance Officer Age: 61	Since 1994 Since 2011	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc. 2008-2010; President of Teton Advisors, Inc. 1998-2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Agnes Mullady Treasurer and Principal Financial Officer Age: 54	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009, Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex

1	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2	Each Officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3	Mr. Colavita beneficially owns less than 1% of the common stock of The LGL Group, Inc., formerly Lynch Corporation, having a value of $7,004 as of December 31, 2012. The LGL Group, Inc. may be deemed to be controlled by Mario J. Gabelli and/or affiliates, and in that event would be deemed to be under common control with the Trust’s Adviser.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among the attributes or skills common to all Trustees are their ability to review critically and to evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the sub-administrator, other service providers, counsel and the Trust’s independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively has been attained in large part through the Trustee’s business, consulting or public service positions and through experience from service as a member of the Board and one or more of the other funds in the Gabelli/GAMCO Funds Complex, public companies, or non-profit entities or other organizations as set forth above and below. Each Trustee’s ability to perform his duties effectively also has been enhanced by his education, professional training and other life experiences.

Anthony J. Colavita, Esq. Mr. Colavita is a practicing attorney with over fifty years of experience, including the field of business law. He is the Chairman of the Trust’s Audit Committee. He is also the Chairman of the Trust’s Nominating Committee and is a member of the Trust’s ad hoc Proxy Voting Committee. Mr. Colavita also serves on comparable or other board committees with respect to other funds in the Gabelli/GAMCO Funds Complex on whose boards he sits. Mr. Colavita also serves as a trustee of a charitable remainder unitrust. He served as a Commissioner of the New York State Thruway Authority and as a Commissioner of the New York State Bridge Authority. He served for ten years as the elected Supervisor of the Town of Eastchester, New York, responsible for ten annual municipal budgets of approximately eight million dollars annually. Mr. Colavita also served as Special Counsel to the New York State Assembly for five years and as a Senior Attorney with the New York State Insurance Department. He is the former Chairman of the Westchester County Republican Party and the New York State Republican Party. Mr. Colavita received his Bachelor of Arts from Fairfield University and his Juris Doctor from Fordham University School of Law. Mr. Colavita’s education, professional training and experience, and other life experiences, including but not limited to his experience as an attorney, service on the boards of other funds within the Gabelli/GAMCO Funds Complex, public service background in state and local government, including several senior legal and other managerial positions, make him highly qualified to serve as a Trustee of the Fund.

James P. Conn. Mr. Conn is the Chairman of the Trust’s ad hoc Proxy Voting Committee and a member of the Trust’s Audit and Nominating Committees. He also serves on comparable or other board committees for other funds in the Gabelli/GAMCO Funds Complex on whose boards he sits. He was a senior business executive of an insurance holding company for much of his career, including service as Chief Investment Officer. Mr. Conn has been a director of several public companies in banking and other industries, and was lead Director and/or Chair of various committees. He received his Bachelor of Science in Business Administration from Santa Clara University. Mr. Conn’s education, professional training and experience, and other life experiences, including but not limited to his experience as a senior business executive in the banking industry, experience as a Chief Investment Officer, and service on the boards of other funds and committees within the Gabelli/GAMCO Funds Complex, make him highly qualified to serve as a Director of the Fund.

Werner J. Roeder. Dr. Roeder is Vice President of Medical Affairs/Medical Director of Lawrence Hospital Center in Bronxville, New York. He has been a practicing surgeon for over forty-five years. As Vice President of Medical Affairs at Lawrence Hospital, he is actively involved in personnel and financial matters concerning the hospital’s $140 million budget. He is a member of the Trust’s Nominating and Audit Committees, the Trust’s ad hoc Proxy Voting Committee, and a member of both multi-fund ad hoc Compensation Committees. Dr. Roeder also serves on comparable or other board committees with respect to other funds in the Gabelli/GAMCO Funds Complex on whose boards he sits. Dr. Roeder is board certified as a surgeon by The American Board of Surgery and presently serves in a consulting capacity to Empire Blue Cross/Blue Shield. He obtained his Doctor in Medicine from New York Medical College. Dr. Roeder’s education, professional training, and experience, and other life experiences, including but not limited to his experience as a practicing surgeon, service as an officer of a hospital, consulting services to a national agency and service on the boards of other funds and committees within the Gabelli/GAMCO Funds Complex, make him highly qualified to serve as a Director of the Fund.

Salvatore J. Zizza. Mr. Zizza is the Chairman of a financial consulting firm. He also serves as lead independent Trustee of the Trust. He is a member of the Fund’s Audit Committee, and has been designated as the audit committee financial expert. Mr. Zizza is also a member of the Trust’s ad hoc Pricing Committee, and both multi-fund ad hoc Compensation Committees. In addition, he serves on comparable or other board committees, including as lead independent director, with respect to other funds in the Gabelli/GAMCO Funds Complex on whose boards he sits. In addition to serving on the boards of other funds within the Gabelli/GAMCO Funds Complex, he is currently a director of three other public companies and previously served on the boards of several other public companies. He also served as the Chief Executive of a large NYSE-listed construction company. Mr. Zizza received his Bachelor of Arts and his Master of Business Administration in Finance from St. John’s University, which awarded him an Honorary Doctorate in Commercial Sciences. Mr. Zizza’s education, professional training and experience, and other life experiences, including but not limited to his service as director and executive officer of other public companies and his service on the boards of other funds and committees within the Gabelli/GAMCO Funds Complex, make him highly qualified to serve as a Director of the Fund.

Trustees — Leadership Structure and Oversight Responsibilities

Overall responsibility for general oversight of the Fund rests with the Board. The Board has appointed Mr. Zizza as the lead independent Trustee. The lead independent Trustee presides over executive sessions of the Trustees and also serves between meetings of the Board as a liaison with service providers, officers, counsel and other Trustees on a wide variety of matters including scheduling agenda items for Board meetings. Designation as such does not impose on the lead independent Trustee any obligations or standards greater than or different from other Trustees. The Board has established a Nominating Committee and an Audit Committee to assist the Board in the oversight of the management and affairs of the Trust. The Board also has an ad hoc Proxy Voting Committee. Under certain circumstances and pursuant to specific procedures and guidelines, the ad hoc Proxy Voting Committee will, in place of the Trust’s Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Trust. The ad hoc Proxy Voting Committee meets periodically on an as-needed basis to consider such matters. From time to time the Board establishes additional committees or informal working groups to deal with specific matters or assigns one of its members to work with trustees or directors of other funds in the Gabelli/GAMCO Funds Complex on special committees or working groups that deal with complex-wide matters, such as the multi-fund ad hoc Compensation Committee relating to compensation of the Chief Compliance Officer for all the funds in the Gabelli/GAMCO Funds Complex. (The Gabelli/GAMCO Funds Complex also has a separate multi-fund Compensation Committee relating to certain officers of the closed-end funds, and some of the Trust’s Trustees may from time to time also serve on this separate committee).

All of the Trust’s Trustees are independent, and the Board believes they are able to provide effective oversight of the Trust’s service providers. In addition to providing feedback and direction during Board meetings, the Trustees meet regularly in executive session and chair all committees of the Board.

The Trust’s operations entail a variety of risks including investment, administration, valuation and a range of compliance matters. Although the Adviser, the sub-administrator and the officers of the Trust are responsible for managing these risks on a day-to-day basis within the framework of their established risk management functions, the Board also addresses risk management of the Trust through its meetings and those of the committees and working groups. In particular, as part of its general oversight, the Board reviews with the Adviser at Board meetings the levels and types of risks, being undertaken by the Trust, and the Audit Committee discusses the Trust’s risk management and controls with the independent registered public accounting firm engaged by the Trust. The Board reviews valuation policies and procedures and the valuations of specific illiquid securities. The Board also receives periodic reports from the Trust’s Chief Compliance Officer regarding compliance matters relating to the Trust and its major service providers, including results of the implementation and testing of the Trust’s and such providers’ compliance programs. The Board’s oversight function is facilitated by management reporting processes that are designed to provide information to the Board about the identification, assessment and management of critical risks and the controls and policies and procedures used to mitigate those risks. The Board reviews its role in supervising the Trust’s risk management from time to time and may make changes in its discretion at any time.

The Board has determined that its leadership structure is appropriate for the Trust because it enables the Board to exercise informed and independent judgment over matters under its purview, allocates responsibility among committees in a manner that fosters effective oversight and allows the Board to devote appropriate resources to specific issues in a flexible manner as they arise. The Board periodically reviews its leadership structure as well as its overall structure, composition and functioning and may make changes in its discretion at any time.

Standing Board Committees

The Board has established two standing committees in connection with its governance of the Trust: the Audit and Nominating Committees, and has also established an ad hoc Proxy Voting Committee. The Trust does not have a standing Compensation Committee (although some of the individuals who are Trustees of the Fund participate in multi-fund ad hoc Compensation Committees described above).

The Trust’s Audit Committee consists of four members: Messrs. Colavita (Chairman), Conn, Roeder, and Zizza, who are Independent Trustees. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board on November 15, 2012. As set forth in the Charter, the function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control and it is the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Trust, its internal controls, and as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Trust’s financial statements and the audit thereof and to act as a liaison between the Board and the Trust’s independent registered public accounting firm.

The Trust’s Nominating Committee consists of three members: Messrs. Colavita (Chairman), Conn, and Roeder, who are Independent Trustees of the Trust. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider, under procedures adopted by the Board, recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Trust.

The ad hoc Proxy Voting Committee consists of three members: Messrs. Colavita, Conn (Chairman), and Roeder, who are Independent Trustees of the Trust. Under certain circumstances and pursuant to specific procedures and guidelines, the ad hoc Proxy Voting Committee will, in place of the Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Fund and may also determine to exercise complete control and discretion over the disposition of such securities.

Trustee Ownership of Trust Shares

No Trustee owned shares of the Fund as of the calendar year ended December 31, 2012, which is prior to the inception date of the Fund. Set forth in the table below is the aggregate dollar range of equity securities in the Gabelli/GAMCO Funds Complex beneficially owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities Held in the Fund	Aggregate Dollar Range of Equity Securities Held in Fund Complex*
INDEPENDENT TRUSTEES:

Anthony J. Colavita	A A A A A A	E

James P. Conn	A A A A A A	E

Werner J. Roeder	A A A A A A	E

Salvatore J. Zizza	A A A A A A	E

*	Key to Dollar Ranges- Information as of December 31, 2012
A.	None
B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	Over $100,000

Trustee and Officer Compensation

All of the Trustees were elected at a meeting of shareholders held on September 30, 1994, except Mr. Zizza, who was elected by the Board and began serving on the Board on February 24, 2004. Ordinarily, there will be no further meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the Trust’s outstanding shares may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. In accordance with the 1940 Act and the Trust’s Amended and Restated Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust’s outstanding shares.

The Trust does not pay any remuneration to its officers and Trustees other than fees and expenses to Trustees who are not affiliated with the Adviser or G.distributors, LLC. (the “Distributor” or “G.distributors”). Each Trustee is paid an annual fee of $9,000 and $2,000 for each meeting attended in person and by telephone, including Committee meetings. The Lead Independent Trustee receives an additional $2,000 per annum.

COMPENSATION TABLE

Aggregate Compensation

from Registrant

(Fiscal Year)

The following table sets forth certain information regarding the compensation of the Trust’s Trustees. No executive officer or person affiliated with the Trust received compensation in excess of $60,000 from the Trust for the fiscal year ended September 30, 2012.

Name of Person and Position	Compensation From the Fund	Aggregate Compensation From the Trust and Fund Complex*
Anthony J. Colavita Trustee	None	$402,500	(34)
James P. Conn Trustee	None	$223,250	(18)
Werner J. Roeder Trustee	None	$185,000	(22)
Salvatore J. Zizza Trustee	None	$327,250	(28)

*	Represents the total compensation paid to such persons for the calendar year ended December 31, 2012. The parenthetical number represents the number of investment companies (including the Fund or portfolios thereof) from which such person receives compensation and which are considered part of the same “fund complex” as the Trust because they have common or affiliated investment advisers.

Code of Ethics

The Trust, its Adviser, and Distributor have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

Proxy Voting Policies

The Adviser

The Trust has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, portfolio securities held by the Fund are to be voted in the best interests of the Fund.

Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the “Proxy Guidelines”) set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect a board of directors, to classify a board of directors, to select the independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders’ rights to call special meetings, to consider the non-financial effects of a merger, to limit shareholders’ rights to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes, and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, asset sales, or liquidations.

A Proxy Voting Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation, and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Services, Inc. (“ISS”) and its Corporate Governance Service, other third-party services, and the analysts of the Distributor, will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer’s board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer’s board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) contrary to the recommendations of the issuer’s board of directors but is consistent with the Proxy Guidelines.

All matters identified by the Chairman of the Proxy Voting Committee, the Director of Proxy Voting Services, or the Adviser’s Legal Department as controversial, taking into account the recommendations of ISS or other third-party services and the analysts of Gabelli & Company, Inc. (“Gabelli & Company”), will be presented to the Proxy Voting Committee. If the Chairman of the Proxy Voting Committee, the Director of Proxy Voting Services or the Adviser’s Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Proxy Voting Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Proxy Voting Committee.

For matters submitted to the Proxy Voting Committee, each member of the Proxy Voting Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third-party research, a summary of any views provided by the Chief Investment Officer, and any recommendations by Gabelli & Company’s analysts. The Chief Investment Officer or Gabelli & Company’s analysts may be invited to present their viewpoints. If the Adviser’s Legal Department believes that the matter before the Proxy Voting Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Proxy Voting Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Adviser may diverge, the Proxy Voting Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of the Fund’s shareholders on the one hand, and those of the Fund’s Adviser and/or Gabelli & Company on the other hand, the conflict will be brought to the Board’s Proxy Voting Committee to determine a resolution. The Proxy Voting Committee may determine to resolve any such conflicts itself, may ask the Independent Trustees of the Fund to vote the proxies, which would potentially include the Board’s Proxy Voting Committee, to vote the proxies, or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Proxy Voting Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Proxy Voting Committee, the Chairman of the Proxy Voting Committee will break the tie. The Proxy Voting Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.

The Trust files Form N-PX with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. This filing for the Trust is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Persons or organizations owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. Since the Fund was not operational prior to the date of this SAI, there were no principal shareholders or control persons and the Trustees and officers of the Trust as a group did not own more than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Teton Advisors, Inc. serves as the Fund’s investment adviser and administrator and as investment advisor to certain institutional accounts. As of December 31, 2012, the adviser had $1.3 billion in assets under management. The Adviser is a Delaware corporation and was previously known as Gabelli Advisers, Inc., a company organized in 1994. The Adviser is a registered investment adviser and an affiliate of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the NYSE.

The business address of Teton Advisors, Inc. is One Corporate Center, Rye, New York 10580. The Adviser has several affiliates that provide investment advisory services: Gabelli Funds, LLC (“Gabelli Funds”), an affiliate of the Adviser, serves as investment adviser to sixteen open-end investment companies and ten closed-end investment companies and had assets under management of $20.5 billion as of December 31, 2012. GAMCO Asset Management Inc. (“GAMCO”), an affiliate of the Adviser, acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and as sub-adviser to certain third party investment funds, which include registered management investment companies, and had assets under management of approximately $15.0 billion as of December 31, 2012; Gabelli Securities, Inc., a majority owned subsidiary of GBL, acts as investment adviser to certain alternative investment products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $920 million as of December 31, 2012; and Gabelli Fixed Income LLC acts as investment adviser for separate accounts having assets under management of approximately $60 million as of December 31, 2012. Each of the foregoing companies, other than the Adviser, is a subsidiary of GBL. The Adviser was spun off by GBL in March 2009 and is an affiliate of GBL by virtue of Mr. Gabelli’s ownership of GGCP, Inc., the principal shareholder of the Adviser, as of December 31, 2012.

The Adviser currently serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board.

After its initial two-year term, the Advisory Agreement is subject to annual approval by (i) the Board or a (ii) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Trustees who are not “interested persons” (as defined pursuant to the 1940 Act) of the Fund or the Adviser, as applicable by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on sixty days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s shares, or by the Adviser, upon not less than 60 days’ notice with respect to the Advisory Agreement for the Fund. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The fees paid to the Adviser are allocated between the classes of shares based upon the amount of assets in each such class.

As compensation for its advisory and administrative services under the Advisory Agreements, the Adviser is paid a monthly fee based on the average daily NAV of the Fund, at the following annual rate:

Annual Advisory Fee (as a percentage of average daily net assets)
1.00%

Under the Advisory Agreement, the Adviser also (i) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund’s Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund’s Sub-Administrator, Custodian, Transfer Agent, and Dividend Disbursing Agent, as well as accounting, auditing, and other services performed for the Fund; (iii) provides the Fund with adequate office space and facilities; (iv) supervises the preparation of, but does not pay for, the periodic updating of the Fund’s registration statement, Prospectuses, and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Fund’s tax returns, and reports to the Fund’s shareholders and the SEC; (v) supervises, but does not pay for, the calculation of the net asset value per share of each class of the Fund; (vi) supervises the preparation of, but does not pay for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification of the Fund and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Board and minutes of such meetings in all matters required by applicable law to be acted upon by the Board. The Adviser has delegated its administrative duties to the sub-administrator as described below under “Sub-Administrator.”

The cost of calculating the Fund’s NAV per share is an expense payable by the Trust pursuant to the Fund’s Advisory Agreement. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to calculating the NAV, the Fund will reimburse the Adviser for such expenses up to $45,000.

The Adviser has also entered into certain agreements with GBL, an affiliate of the Adviser, in connection with its operation of its investment advisory business. These agreements are as follows: a Transitional Administrative and Management Services Agreement (“Administrative Agreement”) and Service Mark and Name License Agreement (the “License Agreement”). Pursuant to the Administrative Agreement, GBL provides certain services to the Adviser including senior executive functions, strategic planning and general corporate management services; mutual fund administration services; treasury services, including insurance and risk management services and administration of benefits; operational and general administrative assistance including office space, office equipment, administrative personnel, payroll, and procurement services as needed; accounting and related financial services; legal, regulatory and compliance advice, including the retention of a Chief Financial Officer and a Chief Compliance Officer; and human resources functions, including sourcing of permanent and temporary employees as needed, recordkeeping, performance reviews and terminations. Effective January 1, 2011, the Administrative Agreement was amended to be based on a tiered formula as opposed to a fixed rate. Under the amended agreement, GBL is compensated by the Adviser 20 basis points annually on the first $370 million of average assets under management (“AUM”) of all of the Funds in the Trust (the “Teton funds”), 12 basis points annually on the next $630 million of average AUM in the Teton funds, and 10 basis points annually of average AUM in the Teton funds in excess of $1 billion. The License Agreement provides the Adviser and the funds that it manages the use of certain names and service marks. Pursuant to the Administrative Agreement and the License Agreement, GBL was compensated in 2012 by the Adviser in the amount of $15,000 per month, or $180,000 for the full year, plus an average of 15.7 basis points of the average AUM in the Teton funds (pursuant to the tiered formula) for providing mutual fund administration services to these funds, or $1,289,190 for 2012.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and its affiliates currently serve as investment adviser to a number of investment companies and private account clients and may in the future act as adviser to others. It is the policy of the Adviser and its affiliates to allocate investments suitable and appropriate for each such client in a manner believed by the Adviser to be equitable to each client. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called “poison pill” or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objective. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

Under the Advisory Agreement, the Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient, and reliable execution and clearance of such transactions at the most favorable price obtainable (“best execution”) at a reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to Gabelli & Company, a broker-dealer member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and an affiliate of the Adviser; and (2) pay commissions to brokers other than Gabelli & Company which are higher than what might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser do not consider the sales of shares of the Fund or other investment funds managed by the Adviser and its affiliates by brokers, including Gabelli & Company, as a factor in its selection of brokers or dealers for the Fund’s portfolio transactions and has adopted compliance policies and procedures for itself and its affiliates to prevent any such transactions on that basis.

The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which may vary among brokers. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account its commissions. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of such securities usually may include undisclosed commissions or markups. Option transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.

The policy of the Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration is to seek best execution. In seeking to implement the Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes can obtain the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund or the Adviser of the type described in Section 28(e) of the 1934 Act, as amended. In doing so, the Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of potential and existing investments.

Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts, or may not specifically benefit the Fund. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Fund nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided.

Investment research obtained by allocations of Fund brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic, or institutional activity areas.

The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company when it appears that, as an introducing broker or otherwise, Gabelli & Company can obtain a price, execution, and commission, which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions. As required by Rule 17e-1 under the 1940 Act, the Board has adopted procedures which provide that the commissions paid to Gabelli & Company on brokerage transactions must not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or those Gabelli & Company charges its most favored customers on similar transactions. Rule 17e-1 under the 1940 Act and the Fund’s procedures contain requirements that the Board, including the Independent Trustees, review such commissions and transactions quarterly and procedures at least annually to determine their continuing appropriateness. The Adviser is also required to furnish reports and maintain records in connection with the reviews.

PORTFOLIO MANAGERS

The information below provides summary information regarding the individuals identified in the Prospectuses as primarily responsible for day-to-day management of the Fund (a “Portfolio Manager”). All asset information is as of February 11, 2013.

MANAGEMENT OF OTHER ACCOUNTS

The table below shows the number of other accounts managed by the Portfolio Managers and the total assets in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets		No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Diane M. Wehner	Registered Investment Companies:	0	$0		0	$0
	Other Pooled Investment Vehicles:	1	$443	m	0	$0
	Other Accounts:	0	$0		0	$0
Charles F. Stuart	Registered Investment Companies:	0	$0		0	$0
	Other Pooled Investment Vehicles:	1	$443	m	0	$0
	Other Accounts:	0	$0		0	$0

*	For each Portfolio Manager, the above chart represents the portion of assets for which the Portfolio Manager has primary responsibility in the accounts indicated. Certain assets included under “Other Accounts” may be invested in Registered Investment Companies or Other Pooled Investment Vehicles primarily managed by the Portfolio Manager and therefore may be duplicated.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

Allocation of Limited Time and Attention. As indicated above, a Portfolio Manager may manage multiple accounts. As a result, the Portfolio Manager will not be able to devote all of their time to management of the Fund. A Portfolio Manager, therefore, may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote all of his/her attention to the management of only the Fund.

Allocation of Limited Investment Opportunities. As indicated above, a Portfolio Manager may manage accounts with investment strategies and/or policies that are similar to the Fund. In these cases, if a Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may be allocated among these accounts or other accounts managed primarily by other Portfolio Managers of the Adviser and its affiliates. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions.

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which the manager exercises investment responsibility, or may decide that certain of these funds or accounts should take differing positions with respect to a particular security. In these cases, a Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

Selection of Broker/Dealers. A Portfolio Manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that he/she supervise. In addition to providing execution of trades, some brokers and dealers provide portfolio managers with brokerage and research services which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Portfolio Manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals) the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for the Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a Portfolio Manager differ among the accounts that she manages. If the structure of the Adviser’s management fee or a Portfolio Manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), a Portfolio Manager may be motivated to favor certain accounts over others. A Portfolio Manager also may be motivated to favor accounts in which they have investment interests, or in which the Adviser, or its affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a Portfolio Manager’s performance record or to derive other rewards, financial or otherwise, could influence a Portfolio Manager in affording preferential treatment to those accounts that could most significantly benefit a Portfolio Manager. For example, as reflected above, if the Portfolio Manager manages accounts which have performance fee arrangements, certain portions of his/her compensation will depend on the achievement of performance milestones on those accounts. A Portfolio Manager could be incented to afford preferential treatment to those accounts and thereby be subject to a potential conflict of interest.

The Adviser and the Fund have adopted compliance policies and procedures that are reasonably designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

Compensation Structure for Portfolio Managers of the Adviser

The compensation of each Portfolio Manager for the Fund is structured to enable the Adviser to attract and retain highly qualified professionals in a competitive environment. Each Portfolio Manager receives a compensation package and incentive-based variable compensation based on a percentage of net revenue received by the Adviser for managing the Fund to the extent that the amount exceeds a minimum level of compensation. The portfolio manager is compensated through a portion of net revenues, which is determined by deducting from gross investment management fees certain of the firm’s expenses (other than the Portfolio Manager’s compensation) allocable to the Fund (the incentive-based variable compensation for managing other accounts is also based on a percentage of net revenues to the investment adviser for managing the account). This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. This evaluation takes into account, in a broad sense, the performance of the accounts managed by the Portfolio Manager, but the level of compensation is not determined with specific reference to the performance of any account against any specific benchmark. Generally, greater consideration is given to the performance of larger accounts and to longer term performance over smaller accounts and short-term performance.

Ownership of Shares in the Fund

Since the Fund was not operational prior to the date of this SAI, the Portfolio Managers did not own any shares in the Fund.

Sub-Administrator

The Adviser is an affiliate of Gabelli Funds. Gabelli Funds has entered into an agreement (the “Sub-Administration Agreement”) with BNY Mellon Investment Servicing (US) Inc., (the “Sub-Administrator”), which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Trust’s operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator’s own offices), statistical and research data, data processing services, clerical, accounting, and bookkeeping services, including, but not limited to, the calculation of the NAV per share of each class of the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Board Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board meetings; (d) prepares reports to Trust shareholders, tax returns, and reports to and filings with the SEC and state “Blue Sky” authorities; (e) provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund’s investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and the Fund’s investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Trust in a manner consistent with the requirements of the 1940 Act.

For the services it provides, Gabelli Funds, LLC pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser and its affiliates as follows: up to $10 billion: 0.0275%; $10 billion to $15 billion: 0.0125%; over $15 billion: 0.01%. The Sub-Administrator’s fee is paid by Gabelli Funds, LLC and will result in no additional expenses to the Fund.

Counsel

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, serves as the Trust’s independent registered public accounting firm. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance, and consultation in connection with certain SEC filings.

Custodian, Transfer Agent, and Dividend Disbursing Agent

The Bank of New York Mellon, One Wall Street, New York, New York 10286, is the Custodian for the Trust’s cash and securities. Boston Financial Data Services, Inc. (“BFDS”), an affiliate of State Street Bank and Trust Company (“State Street”), located at the BFDS Building, 30 Dan Road, Canton, Massachusetts 02021-2809, performs the shareholder services on behalf of State Street and acts as the Fund’s transfer agent and dividend disbursing agent for the Trust. Neither BFDS, State Street, nor The Bank of New York Mellon assists in or is responsible for investment decisions involving assets of the Trust.

Distributor

To implement the Fund’s Rule 12b-1 Plan, the Fund has entered into an Distribution Agreement with the Distributor, G.distributors, a Delaware limited liability company, which is a wholly owned subsidiary of GBL, having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis. Expenses normally attributable to the sale of Fund shares which are not paid by the Fund are paid by the Distributor. The Distributor may enter into selling agreements with registered broker-dealers (“Soliciting Broker-Dealers”) pursuant to which the Distributor may reallow the sales charge to Soliciting Broker-Dealers in accordance with the schedule set forth in the Prospectus for Class A, Class C and Class I shares under “Classes of Shares—Sales Charge—Class A Shares.”

DISTRIBUTION PLANS

The Fund has adopted distribution and service plans (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Class AAA, Class A, and Class C Shares of the Fund. Payments may be made by the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the class to which such Plan relates as determined by the Board. Such activities typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers, and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not be subject to its limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expense, and accordingly a portion of the payments by the Fund may be used indirectly to finance distribution activities on behalf of other Gabelli/GAMCO funds and a portion of the payments by such other funds may be used to finance distribution activities on behalf of the Fund. The Plans are intended to benefit the Fund, among other things, by increasing its assets and thereby reducing the Fund’s expense ratio. The Independent Trustees have concluded that there is a reasonable likelihood that the Plans will benefit these classes and their respective shareholders.

Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund’s Board, including a majority of the Independent Trustees. No Plan may be amended to materially increase the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Board in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Trustees with periodic reports of amounts expended under such Plan and the purpose for which such expenditures were made.

Pursuant to each Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Independent Trustees shall be limited to the Independent Trustees.

Pursuant to the Plans, the Fund pays the Distributor 0.25% and 0.50% of the average daily net assets of Class AAA Shares and Class A Shares and 1.00% of the average daily net assets of Class C Shares. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sales charge permitted by FINRA.

As of the date of this SAI, the Plans have not been implemented.

Pursuant to the Distribution Agreement, the Trust appoints the Distributor as its general distributor and exclusive agent for the sale of the Fund’s shares. The Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws. The Distribution Agreement shall remain in effect from year to year provided that the continuance of such agreement shall be approved at least annually (a) by the Trust’s Board, including a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval or (b) by the vote of the holders of a majority of the outstanding voting securities of the Trust and by a vote of the Board. The Distribution Agreement may be terminated by either party thereto upon sixty days’ written notice.

Shares of the Fund may also be purchased through shareholder agents that are not affiliated with the Fund or the Distributor. There is no sales or service charge imposed by the Fund other than as described in the Prospectus for Class A, Class C, and Class I Shares under the “Classes of Shares” section, but agents who do not receive distribution payments or sales charges may impose a charge to the investor for their services. Such fees may vary among agents, and such agents may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund’s shares in that account. It is the responsibility of the shareholder’s agent to establish procedures which would assure that upon receipt of an order to purchase shares of the Fund the order will be transmitted so that it will be received by the Distributor before the time when the price applicable to the buy order expires.

No Independent Trustee had a direct or indirect financial interest in the operation of the Plans or any related agreements. Those interested persons who beneficially own stock in GBL or its affiliates or are employed by one of their affiliates may be deemed to have an indirect financial interest in payments received by the Distributor under the Plans or any related agreements.

PURCHASE AND REDEMPTION OF SHARES

Purchases. With respect to purchases by mail, checks will be accepted if drawn in U.S. currency on a domestic bank for less than $100,000. U.S. dollar checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of funds by the Transfer Agent. Bank collection fees may apply. Bank or certified checks for investments of $100,000 or more will be required unless the investor elects to invest by bank wire. Third party checks are not accepted.

With respect to purchases via telephone, you may purchase additional shares of the Fund through the Automated Clearinghouse (“ACH”) system as long as your bank is a member bank of the ACH system and you have a completed, approved Investment Plan application on file with the Transfer Agent. The funding for your purchase will be automatically deducted from your ACH eligible account you designate on the application. Your investment will normally be credited to your TETON Westwood Fund account on the first business day following your telephone request. Your request must be received no later than 4:00 p.m. Eastern Time. There is a minimum of $100 for each telephone investment. Any subsequent changes in banking information must be submitted in writing and accompanied by a sample voided check. To initiate an ACH purchase, please call 800-GABELLI.

With respect to minimum investments on purchases, no minimum initial investment is required for officers, Trustees, full-time employees of the Fund, other investment companies managed by the Adviser, the Administrator, the Distributor, or their affiliates, including members of the “immediate family” of such individuals and retirement plans and trusts for their benefit. The term “immediate family” refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse’s siblings, a sibling’s spouse, and a sibling’s children.

Redemptions. You may redeem your shares through the Distributor or the Transfer Agent. You may also redeem your shares through certain registered broker-dealers who have made arrangements with the Fund permitting them to redeem shares by telephone or facsimile transmission and who may charge shareholders a fee for this service if they have not received any payments under the Plans.

Fund shares purchased by check or through the automatic investment plan will not be available for redemption for up to fifteen (15) days following the purchase. Shares held in certificate form must be returned to the Transfer Agent for redemption of shares. The Fund accepts telephone requests for wire redemption in excess of $1,000, but subject to a $25,000 limitation. The Fund accepts signature guaranteed written requests for redemption by bank wire without limitation. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with a signature guarantee.

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board and taken at their value used in determining the Fund’s NAV per share as described under “Determination of Net Asset Value”), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of the Trust. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Trust will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the NAV of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered in that shareholder’s name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

To minimize expenses, the Fund reserves the right to redeem, upon not less than 30 days’ notice, all shares of the Fund in an account (other than an IRA) which as a result of shareholder redemption has a value below $1,000 and has reserved the ability to raise this amount to up to $10,000. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

The Fund generally imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares within seven days or less after the purchase date. See “Redemption of Shares” in the Fund’s Prospectuses.

Breakpoints, Volume Discounts, and Sales Charge Waivers. Please read the Fund’s Prospectuses for information on breakpoints, Volume Discounts, and sales charge waivers, if any.

DETERMINATION OF NET ASSET VALUE

NAV per share is calculated separately for each class of the Fund. The NAV of Class C Shares of the Fund will generally be lower than the NAV of Class A, Class I, or Class AAA Shares as a result of the higher service and distribution-related fees to which Class C Shares are subject. It is expected, however, that the NAV of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on that day, the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price, or, if the Board so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on their respective exchanges, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of U.S. exchanges; and evaluation of any other information that could be indicative of the value of the security.

The Fund may obtain valuations on the basis of prices provided by a pricing service approved by the Board . All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Trust’s Board. Further information on fair valuation is provided in the Fund’s Prospectuses under “Pricing of Fund Shares.”

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Fund determines its NAV would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on the Fund’s NAV, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its NAV.

NYSE Closings. The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

SHAREHOLDER SERVICES

Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Fund makes available to corporations a 401(k) Salary Reduction Plan. In addition, the Fund makes available Individual Retirement Accounts (“IRAs,”) including IRAs set up under a Simplified Employee Pension Plan (“SEP-IRAs”) and IRA “Rollover Accounts.” The Fund also makes available Education Savings Plans. Education Savings Plans permit eligible individuals to contribute up to $2,000 per year per beneficiary under 18 years old. Distributions from an Education Savings Plan are generally excluded from income when used for qualified higher education expenses. The Fund also makes available the Roth IRA. Unlike a traditional IRA, contributions to a Roth IRA are not deductible. However, distributions are generally excluded from income provided they occur at least five years after the creation of the IRA and are either after the individual reaches age 59-1/2, because of death or disability, or for first time home buyers’ expenses. Plan support services are also available. For details contact the Distributor by calling toll free 800-GABELLI (800-422-3554). The Fund has the right to terminate any of these plans at any time giving proper notice to existing accounts.

Investors who wish to purchase Fund shares in conjunction with an IRA, including a SEP-IRA, Roth IRA, or education IRA may request from the Distributor forms for adoption of such plans. The Fund can also be used as vehicles for existing pension and profit-sharing plans.

A fee may be charged by the entity acting as custodian for 401(k) Plans or IRAs, payment of which could require the liquidation of shares.

SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY WHICH ACTS AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans, and SEP-IRAs, with more than one participant, is $1,000, with no minimum on subsequent purchases. The minimum initial investment for Distributor-sponsored IRAs, SEP-IRAs and Roth or Education Savings Plans with only one participant is normally $250, with no minimum on subsequent purchases.

The investor should read the Prototype Retirement Plan and the relevant form of custodial agreement for further details as to eligibility, service fees, and tax implications, and should consult a tax advisor.

TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that may not be described in the Prospectus. This is not intended to be a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for thorough tax planning.

Qualification as a Regulated Investment Company

The Fund has elected to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of the Code, as long as it is in the best interest of its shareholders. To qualify as a regulated investment company, the Fund must distribute to its shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain other requirements (including diversification of assets and source of income) discussed below. By meeting these requirements, the Fund generally will not be subject to U.S. federal income tax on investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses, reported by the Fund as capital gain dividends) distributed to shareholders.

The Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls (by owning 20% or more of the outstanding voting securities of such issuer) and which are engaged in the same or similar trades or businesses, or in the securities of qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

In addition to satisfying the requirements described above, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and net income from qualified publicly traded partnerships.

If, for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and any distributions would be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits.

Excise Tax on Regulated Investment Companies

Amounts, other than tax exempt interest, not distributed on a timely basis may be subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during the calendar year an amount equal to the sum of (1) at least 98% of their ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98.2% of the excess of their capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any deficiencies from distributions in such prior years.

Fund Distributions

The Fund’s policy is to declare dividends annually. The Fund distributes all or substantially all (and in no event less than 90%) of its investment company taxable income each year. Distributions of investment company taxable income, including net short-term capital gains, generally are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held its shares of the Fund. In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

If any net capital gains are retained by the Fund for reinvestment, requiring federal income taxes thereon to be paid by it, the Fund can elect to treat such capital gains as having been distributed to shareholders. In that event, shareholders will report such capital gains as net capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their Fund shares by an amount equal to the difference between the amount of undistributed capital gains included in their gross income and the tax deemed paid.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares, as discussed below.

Dividends of investment company taxable income paid by the Fund will qualify for the 70% dividends-received deduction generally available to corporate shareholders (other than certain corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends (as defined in the Code) received by the Fund from domestic corporations for the taxable year. In addition, the dividends-received deduction for a corporate shareholder will be disallowed for shareholders who do not hold their shares in the Fund for at least 46 days during the 91-day period beginning 45 days before a share in the Fund becomes ex dividend with respect to such dividend and will be disallowed with respect to an investment in the Fund that is debt financed. Shareholders will be notified at the end of the year as to the amount of the dividends that qualify for the dividends-received deduction.

Alternative minimum tax (“AMT”) is imposed in addition to, but only to the extent it exceeds, the regular tax. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation’s AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer’s adjusted current earnings over its AMTI, determined without regard to this item and the AMT net operating loss deduction) includable in AMTI.

Distributions are taxable to shareholders whether received in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of the cash dividend that otherwise would have been distributable (where the additional shares are purchased in the open market), or the fair market value of the shares received, determined as of the reinvestment date. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for U.S. federal income tax purposes in each share so received equal to the value of a share on the reinvestment date.

In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

Certain of the options, futures contracts, and forward foreign currency exchange contracts in which the Fund may invest are so-called “section 1256 contracts.” With certain exceptions, realized gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the nondeductible 4% excise tax, on October 31 of each year) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisers in this regard.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Since only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The Fund may make one or more of the elections applicable to straddles available under the Code. If an election is made, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined pursuant to the rules applicable to the election(s) made, which may accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses, and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.

Gains or losses attributable to fluctuations in exchange rates resulting from transactions in a foreign currency generally are treated as ordinary income or ordinary loss. These gains or losses may increase, decrease, or eliminate the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Investors should carefully consider the tax implications of buying shares prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distributions. Distributions by the Fund reduce the NAV of the Fund’s shares, and if a distribution reduces the NAV below a stockholder’s cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an economic or investment standpoint, it may constitute a partial return of capital.

The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, distribution of accumulated earnings or gain from the sale of stock of the PFIC (referred to as an “excess distribution”) received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock.

The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. All excess distributions are taxable as ordinary income.

The Fund may be able to elect alternative tax treatment with respect to the PFIC stock it holds. One election that is currently available, provided the appropriate information is received from the PFIC, requires the Fund to generally include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by the Fund. The Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss, and the timing of the recognition of income and loss with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders by the Fund that holds PFIC stock, which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers. The Fund does not expect that it will qualify to elect to pass through to its shareholders the right to take a foreign tax credit for foreign taxes withheld from dividends and interest payments.

The Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which include most corporations. Under the backup withholding provisions, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of U.S. federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and their required certifications regarding their status under the U.S. federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate shareholders should provide the Fund with their taxpayer identification numbers and should certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and may be credited to a taxpayer’s overall U.S. federal tax liability if the appropriate documentation is provided.

Sale or Redemption of Shares

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss depending upon its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Non-corporate shareholders are currently subject to tax at a maximum rate of 20% on capital gains resulting from the disposition of shares held for more than twelve months (25% in the case of certain capital gains distributions from REITs subject to depreciation recapture; zero if the taxpayer is, and would be after accounting for such gains, subject to the tax brackets below 25% for ordinary income). However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as a long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income ($1,500 for married individuals filing separately). An exchange from one share class within the Fund to another share class within the Fund is not a taxable transaction, provided that such classes have identical rights with respect to Fund assets.

Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares unless certain conditions are met. This rule applies where shares of the Fund are exchanged within ninety days after the date they were purchased and a class of shares of the Fund is acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

Foreign Shareholders

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts, and estates. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of Fund shares, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts received by such person, and, for non-individual foreign shareholders, a 30% branch profits tax.

State and Local Tax Considerations

The Fund may be subject to state or local tax in jurisdictions in which the Fund is organized or may be deemed to be doing business.

Distributions may be subject to state and local income taxes. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from their treatment under the U.S. federal income tax laws.

INFORMATION ABOUT THE FUND

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest having a par value of $0.001 per share. The Trust’s Amended and Restated Declaration of Trust authorizes the Board to classify or reclassify any unissued shares of beneficial interest. Pursuant to that authority, the Board has authorized the issuance of nine series representing eight portfolios of the Trust (i.e., the Fund, the Mighty Mites Fund, the SmallCap Equity Fund, the Mid-Cap Equity Fund, the Income Fund, the Equity Fund, the Balanced Fund, the Intermediate Bond Fund (together, the “Funds”), and the inactive Westwood Cash Management Fund). The Board may, in the future, authorize the issuance of other series of shares of beneficial interest representing shares of other investment portfolios which may consist of separate classes as in the case of the Fund. Each additional portfolio within the Trust is separate for investment and accounting purposes and is represented by a separate series of shares. Each portfolio will be treated as a separate entity for U.S. federal income tax purposes.

Except as noted below, each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. In the event of the liquidation or dissolution of the Trust, shares of the Fund are entitled to receive the assets belonging to the Fund which are available for distribution, and a proportionate distribution, based upon the relative net assets of the Fund, of any general assets not belonging to the Fund which are available for distribution.

The Fund is comprised of four classes of shares of beneficial interest – “Class AAA” Shares, “Class A” Shares, “Class C” Shares, and “Class I” Shares.

All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series. For example, shareholders of each Fund will vote separately by series on matters involving investment advisory contracts and shareholders of each Class will vote separately by class for matters involving the Rule 12b-1 Distribution Plan. As used in the Prospectuses and in this SAI, the term “majority,” when referring to the approvals to be obtained from shareholders in connection with general matters affecting all of the Funds (e.g., election of Trustees and ratification of independent accountants), means the vote of a majority of each Fund’s outstanding shares represented at a meeting. The term “majority,” as defined by the Act when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or class (e.g., approval of investment advisory contracts or changing the fundamental policies of the Fund, or approving the Plans and Distribution Agreement with respect to a class), means the vote of the lesser of (i) 67% of the shares of the Fund (or class) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund (or class). Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee on behalf of the Trust. The Amended and Restated Declaration of Trust provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust. As described under “Management of the Fund,” the Fund ordinarily will not hold shareholder meetings; however, the Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Under the Amended and Restated Declaration of Trust, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee either by declaration in writing or by vote cast in person or by proxy at a meeting called for such purpose. In connection with the calling of such shareholder meetings, shareholders will be provided with communication assistance.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

The Fund will send annual and semiannual financial statements to all of its shareholders.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually. Since the Fund had not commenced operations as of the date of this SAI, no financial statements are available.

APPENDIX A

DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered as upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Unrated:	Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.

2.	The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s Investors Service, Inc.’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note:	Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR’S RATINGS SERVICES (“S&P”)

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation..

BB, B, CCC, CC, C:	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

C1:	The rating C1 is reserved for income bonds on which no interest is being paid.

D:	Bonds rated D are in payment default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-)	The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Description of S&P and Moody’s commercial paper ratings:

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated

A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

The TETON WESTWOOD FUNDS

PART C:

OTHER INFORMATION

Item 28. Exhibits:

(a)	Registrant’s Amended and Restated Declaration of Trust, dated June 12, 1986, and Amendments thereto are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on December 22, 1986 (“Pre-Effective Amendment No. 1”).

(a)(1)	Amendment to Registrant’s Declaration of Trust, dated December 29, 2004, is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 31, 2005 (Accession No. 0000935069-05-000151) (“Post-Effective Amendment No. 28”).

(a)(2)	Amendment to Registrant’s Declaration of Trust, dated August 18, 2009, is incorporated by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on November 25, 2009 (Accession No. 0000950123-09-065970).

(a)(3)	Amendment to Registrant’s Declaration of Trust, dated October 1, 2012, is incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 28, 2013 (Accession No. 0001193125-13-025989) (“Post-Effective Amendment No. 42”).

(b)	Registrant’s By-Laws, dated November 24, 1986, are incorporated by reference to Pre-Effective Amendment No. 1.

(b)(1)	Amended and Restated By-Laws, dated August 19, 2009, are incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement as filed with the SEC via EDGAR on January 28, 2011 (Accession No. 0000950123-11-006697) (“Post-Effective Amendment No. 38”).

(b)(2)	Amended and Restated By-Laws, dated October 1, 2012, is incorporated by reference to Post-Effective Amendment No. 42.

(c)	The specimen copy of a share certificate is incorporated by reference to Pre-Effective Amendment No. 1.

(d)	Investment Advisory Agreement between the Registrant, on behalf of the Equity Fund, the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund, and Teton Advisers, LLC (now known as Gabelli Advisers, Inc.), dated October 6, 1994, is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2000 (Accession No. 0000927405-00–000035) (“Post-Effective Amendment No. 22”).

(d)(1)	Investment Advisory Agreement between the Registrant, on behalf of Westwood SmallCap Equity Fund and Westwood Realty Fund and Teton Advisers, LLC (now known as Gabelli Advisers, Inc.), dated February 25, 1997, is incorporated by reference to Post-Effective Amendment No. 22.

(d)(2)

Investment Advisory Agreement between the Registrant, on behalf of the Westwood Mighty Mites(sm) Fund, and Gabelli Advisers, Inc., dated May 11, 1998, is incorporated by reference to Post-Effective Amendment No. 22.

(d)(3)	Investment Sub-Advisory Agreement between the Registrant, on behalf of the Equity Fund, the Cash Management Fund, the Intermediate Bond Fund and the Balanced Fund, and Teton Advisers, LLC (now known as Gabelli Advisers, Inc.) and Westwood Management Corporation, dated October 6, 1994, is incorporated by reference to Post-Effective Amendment No. 22.

(d)(4)	Investment Advisory Agreement between the Registrant, on behalf of the Mid-Cap Equity Fund, and Teton Advisors, LLC, dated May 20, 2013, is filed herewith.

(d)(5)	Amended and Restated Contractual Advisory Fee Waiver and Expense Deferral Agreement between the Registrant and Teton Advisors, Inc., dated October 1, 2008, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement as filed with the SEC on January 20, 2009 (Accession No. 0000935069-09-000083) (“Post-Effective Amendment No. 35”).

(d)(6)	Operating Expenses Limitation Agreement between the Registrant, on behalf of the Mid-Cap Equity Fund, and Teton Advisors, LLC, dated May 20, 2013, is filed herewith.

(d)(7)	Amended Schedule A to Amended and Restated Contractual Advisory Fee Waiver and Expense Deferral Agreement between the Registrant and Teton Advisors, Inc., dated January 31, 2011, is incorporated by reference to Post-Effective Amendment No. 38.

(e)	Amended and Restated Distribution Agreement between the Registrant and G.distributors, LLC dated, August 11, 2011, is filed herewith.

(f)	Not Applicable.

(g)(1)	Custody Agreement between the Registrant and The Bank of New York, dated January 22, 2004, is incorporated by reference to Post-Effective Amendment No. 26.

(g)(2)	Amended Schedule to the Custody Agreement is filed herewith.

(g)(3)	Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated January 22, 2004, is incorporated by reference to Post-Effective Amendment No. 26.

(g)(4)	Amended Schedule to the Foreign Custody Manager Agreement is filed herewith.

(h)	Not Applicable.

(i)(1)	Opinion of Baker & McKenzie, Trust counsel, is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement as filed with the SEC via EDGAR on February 20, 1997 (Accession No. 0001005477-97-000560).

(i)(2)	Opinion of Counsel Regarding Legality of Issuance of Shares with respect to the Mid-Cap Equity Fund, is filed herewith.

(i)(3)	Consent of Paul Hastings LLP, Trust counsel, is filed herewith.

(j)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, to be filed by amendment.

Power of Attorney for Susan M. Byrne, Anthony J. Colavita, James P. Conn, Werner J. Roeder, M.D. and Karl Otto Pöhl, dated May 15, 2001, is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the SEC via EDGAR on January 29, 2002 (Accession No. 0000935069-02-000044).

Power of Attorney for Salvatore J. Zizza, dated March 11, 2005, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement as filed with the SEC via EDGAR on December 2, 2005 (Accession No. 00009350-09-05-003307).

(k)	Not Applicable.

(l)	Purchase Agreement relating to Class A Series Shares, Class B Series Shares and Class C Series Shares is incorporated by reference to Post-Effective Amendment No. 22.

Purchase Agreement relating to Class A Series Shares, Class C Series Shares, Class I Series Shares and Class AAA Series Shares, with respect to the Mid-Cap Equity Fund, dated May 20, 2013, is filed herewith.

(m)(1)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares, dated May 20, 2013, is filed herewith.

(m)(2)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares, dated May 20, 2013, is filed herewith.

(m)(3)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares, dated August 1, 2011, is incorporated by reference to Post-Effective Amendment No. 40.

(m)(4)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares, dated May 20, 2013, is filed herewith.

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan, dated May 20, 2013, is filed herewith.

(o)	Not Applicable.

(p)(1)	Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Asset Management, Inc., Gabelli & Company, Inc., G.distributors, LLC, Teton Advisors, Inc., Gabelli Fixed Income LLC and Gabelli Securities, Inc., dated March 21, 2013, is filed herewith.

(p)(2)	Revised Code of Ethics for the Registrant, Westwood Management Corporation, Westwood Trust and Westwood Holdings Group, Inc. is incorporated by reference to Post-Effective Amendment No. 38.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

The statement as to the general effect of any contract, arrangements or statute under which a trustee, officer, underwriter or affiliated person of the Registrant is indemnified is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1.

Item 31.	Business and Other Connections of the Investment Adviser

Teton Advisors, Inc., an affiliate of Gabelli Funds, Inc., serves as the Funds’ investment adviser. The Adviser is a Delaware corporation. The Adviser was formed in 1994 and prior to November 7, 1997, it was known as Teton Advisers, LLC.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47568).

Westwood Management Corp. serves as the sub-investment adviser to the Equity Fund, the Balanced Fund and the Intermediate Bond Fund. The Sub-Adviser is a registered investment adviser managing approximately $11.9 billion in separate accounts, primarily corporate pension funds. The Sub-Adviser was formed in 1983.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Sub-Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-18727).

Item 32.	Principal Underwriter

(a)	G.distributors, LLC (“G.distributors”) currently acts as distributor for the Gabelli 787 Fund, Inc., The Gabelli Asset Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., The Gabelli Dividend Growth Fund, Gabelli Equity Series Funds, Inc., GAMCO Global Series Funds, Inc., Gabelli Gold Fund, Inc., The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, The Gabelli Money Market Funds, Gabelli SRI Green Fund, Inc., The Gabelli Utilities Fund and The Gabelli Value Fund Inc.

(b)	The information required by this Item 32 with respect to each director, officer or partner of G.distributors is incorporated by reference to Schedule A of Form BD filed by G.distributors pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-68697).

(c)	Not Applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

1.	Teton Advisors, Inc.
One Corporate Center
Rye, New York 10580-1422

2.	Westwood Management Corporation
200 Crescent Court, Suite 1200
Dallas, Texas 75201

3.	BNY Mellon Investment Servicing (US) Inc.
One Boston Place
201 Washington St.
Boston, Massachusetts 02109

4.	BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

5.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

6.	State Street Bank and Trust Company
One Heritage Drive
North Quincy, Massachusetts 02171

7.	Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, The TETON WESTWOOD FUNDS, certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 46 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 28th day of May, 2013.

The TETON WESTWOOD FUNDS

BY:	/s/ Bruce N. Alpert
Bruce N. Alpert President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 46 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert	President and	May 28, 2013
Bruce N. Alpert	Principal Executive Officer

/s/ Agnes Mullady	Principal Financial Officer and	May 28, 2013
Agnes Mullady	Treasurer

Anthony J. Colavita*	Trustee	May 28, 2013
Anthony J. Colavita

James P. Conn*	Trustee	May 28, 2013
James P. Conn

Werner J. Roeder, M.D.*	Trustee	May 28, 2013
Werner J. Roeder, M.D.

Salvatore J. Zizza*	Trustee	May 28, 2013
Salvatore J. Zizza

*By: /s/ Bruce N. Alpert		May 28, 2013
Bruce N. Alpert Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(d)(4)	Investment Advisory Agreement between the Registrant, on behalf of the Mid-Cap Equity Fund, and Teton Advisors, LLC.

(d)(6)	Operating Expenses Limitation Agreement

(e)	Amended and Restated Distribution Agreement

(g)(2)	Amended Schedule to the Custody Agreement

(g)(4)	Amended Schedule to the Foreign Custody Manager Agreement

(i)(2)	Opinion of Counsel

(i)(3)	Consent of Paul Hastings LLP

(l)	Purchase Agreement

(m)(1)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA

(m)(2)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class A

(m)(4)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class C

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan

(p)(1)	Revised Code of Ethics